Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth & Income	-5.81%	-19.23%	-0.89%	153.17%
S&P 500 ®	-5.27%	-23.02%	-6.48%	135.93%
Growth & Income Funds Average	-5.85%	-21.25%	-5.51%	117.17%
Large Cap Core Funds Average	-6.44%	-24.34%	-11.85%	101.72%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 SM(S&P 500®) Index - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Growth & Income	-19.23%	-0.18%	9.73%
S&P 500	-23.02%	-1.33%	8.96%
Growth & Income Funds Average	-21.25%	-1.37%	7.87%
Large Cap Core Funds Average	-24.34%	-2.68%	7.10%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Growth & Income Portfolio on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with Steve Kaye, Portfolio Manager of Fidelity Growth & Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending January 31, 2002, the fund returned -5.81%. In comparison, the growth & income funds average tracked by Lipper Inc. dropped 5.85%, and the Standard & Poor's 500 Index declined 5.27%. For the 12-month period ending January 31, 2002, the fund fell 19.23%, outperforming both the Lipper average and the S&P 500, which declined 21.25% and 23.02%, respectively.

Q. What was the investment environment like during the past six months?

A. The ugly tenor of the stock market continued. Valuations remained high as the market was still trying to work through the aftereffects of the 1990s bubble. Accounting controversies and weak growth in gross domestic product also had a negative effect on the market. But the critical issue was that earnings continued to slip, and stock prices follow earnings. You can say that stock prices have come down, valuations look better and interest rates are low, but if there's no earnings growth, then no valuation looks compelling.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did you manage the fund in this environment?

A. The same way I always try to manage the fund: build holdings in companies that I feel have a combination of attractive valuations and good fundamentals. Was I happy with all the valuations of my largest holdings over the past six months? No, but I continued to believe in their fundamentals and, overall, I was comfortable with the fund's top positions.

Q. Which of the fund's larger positions performed well during the period?

A. SLM - parent company of student loan provider Sallie Mae - was our top performer during the past six months. The stock has been solid for the fund for several years now. While its valuation was a bit higher than I'd like, SLM's fundamentals were strong and it continued to deliver on the earnings front. Another top contributor was Verizon, a new entrant among the fund's 10 largest positions. I like the regional Bell operating companies (RBOCs) in general, and the "Big Three" - Verizon, BellSouth and SBC Communications - in particular. I feel the RBOCs have won the telecommunications war, and their valuations are attractive. I was early with my RBOC positioning, but at period end I felt it was starting to pay off, with Verizon being the first to show signs of life.

Q. What else worked well during the six-month period?

A. Health care stocks rebounded well, particularly in the final half of the period. In that time, eight of the fund's top-10 contributors came from the health sector. Merck, Becton Dickinson, UnitedHealth and Amgen were among the group's best contributors to performance for the six months overall.

Q. And the stocks that detracted?

A. Unfortunately, that's a longer list. Tenet Healthcare was one of the fund's biggest detractors. Its stock fell around 70% in about two weeks amid allegations that the company manipulated the Medicare reimbursement system. Notable disappointments among the fund's larger positions included General Electric, Fannie Mae and Philip Morris, now known as Altria. To me, GE is somewhat emblematic of the stock market in general - it needs some earnings growth. Mortgage lender Fannie Mae should have been a good stock with its single-digit price-to-earnings multiple and double-digit earnings per share growth. Unfortunately, it fell victim to fears that the housing market could cool substantially. Philip Morris missed its earnings estimates partly because lower-priced brands have taken significant share from the major tobacco companies.

Q. What's your outlook, Steve?

A. I don't have great expectations this year. We have headwinds in the form of Iraq; state and local governments that could sap consumers of excess cash with tax hikes to fund their deficits; and high oil and gas prices. I'm also concerned about the high level of pension plan liabilities on the books at S&P 500 companies. Many companies need to fund their pension shortfalls incurred by the bear market of the past three years. Consequently, this would take a bite out of corporate earnings, which is not what the market needs to get back on track.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Fund number: 027

Trading symbol: FGRIX

Start date: December 30, 1985

Size: as of January 31, 2003, more than $25.4 billion

Manager: Steve Kaye, since 1993; manager, Fidelity Blue Chip Growth Fund, 1990-
1992; Fidelity Select Energy Service, Biotechnology, and Health Care Portfolios, 1986-
1990; joined Fidelity in 1985

3

Steve Kaye on his outlook for the health care sector:

"Health care stocks - historically a defensive haven in down markets and uncertain economies - had a difficult first half of 2002, with a number of company-specific blow-ups that tempered performance across much of the sector. Even companies with strong fundamentals that met their earnings targets saw their stock prices drop in value. However, health care stocks have been on the upswing since the mid- to late-summer of last year. In that time, earnings drags have abated somewhat, new products are becoming more visible and there have been few company blowups. Valuations also are more attractive than they were a year ago.

"With strong earnings growth and reasonable valuations, pharmaceutical stocks are poised for a solid year, barring any unforeseen complications. I also see strong fundamentals in the hospital sector, where demand for beds continues to outstrip supply. Generic competition is always a threat, but a lot of that drag is over. I'm also optimistic that the new head of the Food and Drug Administration may have a beneficial effect on the sector overall. So all things considered, I like the prospects for health care in 2003, which is why I'm overweighting the sector at period end."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
SLM Corp.	5.0	4.0
Fannie Mae	3.6	3.9
Pfizer, Inc.	3.4	3.5
Microsoft Corp.	3.3	3.7
General Electric Co.	3.1	4.9
Exxon Mobil Corp.	2.9	3.0
Wal-Mart Stores, Inc.	2.7	3.0
Verizon Communications, Inc.	2.4	1.3
Citigroup, Inc.	2.2	1.8
American International Group, Inc.	2.1	2.3
	30.7
Top Five Market Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	21.9
Health Care	19.5	18.5
Industrials	10.5	12.7
Consumer Staples	10.2	13.1
Consumer Discretionary	9.6	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2003 *		As of July 31, 2002 **
	Stocks 88.1%		Stocks 90.7%
	Bonds 0.4%		Bonds 0.4%
	Convertible Securities 2.2%		Convertible Securities 2.9%
	Short-Term Investments and Net Other Assets 9.3%		Short-Term Investments and Net Other Assets 6.0%
* Foreign investments	1.5%	** Foreign investments	1.3%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.6%
Hotels, Restaurants & Leisure - 1.1%
Harrah's Entertainment, Inc. (a)	1,663,600	$ 60,355
Marriott International, Inc. Class A	1,994,400	62,225
McDonald's Corp.	141,800	2,019
MGM Mirage, Inc. (a)	2,049,930	53,708
Starbucks Corp. (a)	2,638,360	59,944
Starwood Hotels & Resorts Worldwide, Inc. unit	1,408,043	33,019
		271,270
Media - 4.8%
AOL Time Warner, Inc. (a)	5,651,446	65,896
Clear Channel Communications, Inc. (a)	2,611,100	104,653
Comcast Corp.:
Class A (a)	2,669,081	71,078
Class A (special) (a)	4,579,900	117,154
Cox Communications, Inc. Class A (a)	3,099,600	89,702
EchoStar Communications Corp. Class A (a)	537,863	13,958
Gannett Co., Inc.	1,450,000	105,357
Knight-Ridder, Inc.	377,200	25,544
Omnicom Group, Inc.	2,645,900	159,548
Tribune Co.	950,000	45,980
Univision Communications, Inc. Class A (a)	1,675,000	44,153
Viacom, Inc. Class B (non-vtg.) (a)	5,616,797	216,528
Walt Disney Co.	9,089,600	159,068
		1,218,619
Multiline Retail - 3.0%
Kohl's Corp. (a)	1,491,800	78,126
Wal-Mart Stores, Inc.	14,372,600	687,010
		765,136
Specialty Retail - 0.7%
Best Buy Co., Inc. (a)	1,500,000	39,135
Home Depot, Inc.	7,308,350	152,745
		191,880
TOTAL CONSUMER DISCRETIONARY		2,446,905
CONSUMER STAPLES - 10.2%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	2,529,300	120,066
PepsiAmericas, Inc.	1,572,100	20,201
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	5,173,007	$ 209,403
The Coca-Cola Co.	7,292,800	295,067
		644,737
Food & Drug Retailing - 1.6%
Safeway, Inc. (a)	419,400	9,940
Sysco Corp.	7,148,800	209,960
Walgreen Co.	5,446,700	157,954
Whole Foods Market, Inc. (a)	685,600	34,842
		412,696
Food Products - 0.9%
Kraft Foods, Inc. Class A	2,927,700	93,247
McCormick & Co., Inc. (non-vtg.)	2,362,800	52,927
Sara Lee Corp.	1,486,000	29,631
Unilever NV (NY Shares)	752,400	42,669
		218,474
Household Products - 2.1%
Colgate-Palmolive Co.	2,396,100	121,985
Kimberly-Clark Corp.	1,654,500	76,636
Procter & Gamble Co.	3,793,900	324,644
		523,265
Personal Products - 1.2%
Avon Products, Inc.	863,800	43,190
Gillette Co.	9,012,400	269,471
		312,661
Tobacco - 1.9%
Altria Group, Inc.	10,458,500	396,063
Loews Corp. - Carolina Group	1,300,800	26,549
UST, Inc.	2,300,000	71,070
		493,682
TOTAL CONSUMER STAPLES		2,605,515
ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Schlumberger Ltd. (NY Shares)	1,033,900	38,978
Oil & Gas - 4.2%
Apache Corp.	600,600	37,483
ChevronTexaco Corp.	3,608,410	232,382
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
ConocoPhillips	726,618	$ 35,016
Exxon Mobil Corp.	21,520,894	734,939
Royal Dutch Petroleum Co. (NY Shares)	995,000	41,681
		1,081,501
TOTAL ENERGY		1,120,479
FINANCIALS - 22.5%
Banks - 3.6%
Bank of America Corp.	4,591,006	321,600
Bank One Corp.	3,146,500	114,879
Fifth Third Bancorp	504,800	26,931
FleetBoston Financial Corp.	717,898	18,744
Golden West Financial Corp., Delaware	525,000	38,603
Wachovia Corp.	3,811,413	137,097
Wells Fargo & Co.	5,595,100	265,040
		922,894
Diversified Financials - 15.0%
American Express Co.	1,855,190	65,915
Citigroup, Inc.	16,526,238	568,172
Fannie Mae	14,083,500	911,202
Freddie Mac	9,631,800	539,188
Goldman Sachs Group, Inc.	2,392,500	162,929
Merrill Lynch & Co., Inc.	3,806,700	133,311
Morgan Stanley	4,128,600	156,474
SLM Corp. (c)	11,972,610	1,271,847
		3,809,038
Insurance - 2.6%
American International Group, Inc.	9,985,100	540,394
MBIA, Inc.	2,635,600	108,007
The Chubb Corp.	492,400	26,452
		674,853
Real Estate - 1.3%
Equity Office Properties Trust	4,621,390	110,636
Equity Residential (SBI)	6,657,930	162,720
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Manufactured Home Communities, Inc.	921,400	$ 26,186
Simon Property Group, Inc.	734,900	24,031
		323,573
TOTAL FINANCIALS		5,730,358
HEALTH CARE - 19.5%
Biotechnology - 1.3%
Amgen, Inc. (a)	6,366,300	324,427
MedImmune, Inc. (a)	467,700	13,933
		338,360
Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	3,028,750	116,304
Baxter International, Inc.	5,480,800	154,449
Becton, Dickinson & Co.	4,324,000	141,827
Boston Scientific Corp. (a)	2,329,300	94,220
C.R. Bard, Inc.	1,216,900	68,974
Medtronic, Inc.	4,683,090	210,364
St. Jude Medical, Inc. (a)	1,773,800	77,284
Stryker Corp.	1,635,400	98,516
Zimmer Holdings, Inc. (a)	2,915,593	119,539
		1,081,477
Health Care Providers & Services - 2.9%
HCA, Inc.	2,015,700	86,151
IMS Health, Inc.	1,029,000	17,339
McKesson Corp.	1,049,000	29,823
Tenet Healthcare Corp. (a)	3,578,600	64,379
UnitedHealth Group, Inc.	5,513,900	484,672
Wellpoint Health Networks, Inc. (a)	889,400	64,642
		747,006
Pharmaceuticals - 11.0%
Abbott Laboratories	2,352,000	89,658
Allergan, Inc.	1,743,600	105,784
Bristol-Myers Squibb Co.	4,929,800	116,294
Eli Lilly & Co.	4,294,832	258,721
Forest Laboratories, Inc. (a)	2,861,000	148,057
Johnson & Johnson	4,889,400	262,121
Merck & Co., Inc.	9,596,200	531,534
Pfizer, Inc.	28,205,249	856,311
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmacia Corp.	2,919,300	$ 121,939
Schering-Plough Corp.	4,245,800	76,891
Teva Pharmaceutical Industries Ltd. sponsored ADR	366,000	14,054
Wyeth	5,490,000	214,275
		2,795,639
TOTAL HEALTH CARE		4,962,482
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.6%
Boeing Co.	2,337,800	73,851
General Dynamics Corp.	92,240	6,101
Honeywell International, Inc.	252,600	6,174
Lockheed Martin Corp.	3,542,600	180,850
Northrop Grumman Corp.	625,100	57,140
United Technologies Corp.	1,473,400	93,679
		417,795
Airlines - 0.4%
Southwest Airlines Co.	7,828,343	102,160
Commercial Services & Supplies - 2.5%
Arbitron, Inc. (a)	598,300	19,331
Automatic Data Processing, Inc.	1,715,600	59,480
Avery Dennison Corp.	1,326,100	79,022
Ceridian Corp. (a)	1,360,000	19,502
ChoicePoint, Inc. (a)	2,395,866	86,251
Cintas Corp.	804,300	33,218
First Data Corp.	5,073,450	174,527
Paychex, Inc.	564,500	14,214
Pitney Bowes, Inc.	2,173,920	70,739
Viad Corp.	1,926,100	41,411
Waste Management, Inc.	1,100,000	25,289
		622,984
Electrical Equipment - 0.2%
Emerson Electric Co.	1,109,700	52,078
Industrial Conglomerates - 4.1%
3M Co.	1,117,000	139,122
General Electric Co.	34,242,300	792,367
Tyco International Ltd.	6,898,570	110,446
		1,041,935
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Eaton Corp.	230,700	$ 16,398
Illinois Tool Works, Inc.	1,091,500	66,385
Ingersoll-Rand Co. Ltd. Class A	646,100	25,366
		108,149
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	1,509,600	39,204
TOTAL INDUSTRIALS		2,384,305
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.2%
Cisco Systems, Inc. (a)	1,603,800	21,443
Motorola, Inc.	2,954,100	23,574
		45,017
Computers & Peripherals - 1.2%
Dell Computer Corp. (a)	1,557,200	37,155
Hewlett-Packard Co.	4,711,500	82,027
International Business Machines Corp.	1,948,800	152,455
Lexmark International, Inc. Class A (a)	295,400	17,884
		289,521
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	1,295,200	23,573
Office Electronics - 0.1%
Xerox Corp. (a)	3,397,200	30,065
Semiconductor Equipment & Products - 0.2%
Analog Devices, Inc. (a)	1,490,000	35,656
Intel Corp.	1,339,600	20,978
		56,634
Software - 3.5%
Adobe Systems, Inc.	1,012,400	26,748
Microsoft Corp.	17,933,300	851,114
Oracle Corp. (a)	1,756,200	21,127
		898,989
TOTAL INFORMATION TECHNOLOGY		1,343,799
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 1.3%
Chemicals - 1.0%
Dow Chemical Co.	2,173,470	$ 63,161
E.I. du Pont de Nemours & Co.	717,100	27,157
Praxair, Inc.	3,037,600	165,671
		255,989
Metals & Mining - 0.1%
Alcoa, Inc.	1,277,300	25,252
Paper & Forest Products - 0.2%
International Paper Co.	961,700	34,333
TOTAL MATERIALS		315,574
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
ALLTEL Corp.	1,749,450	81,997
BellSouth Corp.	12,742,000	290,263
SBC Communications, Inc.	15,303,600	374,020
Verizon Communications, Inc.	15,909,140	609,002
		1,355,282
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	791,600	35,187
FirstEnergy Corp.	472,100	14,730
Southern Co.	3,393,300	95,589
		145,506
TOTAL COMMON STOCKS (Cost $16,302,012)		22,410,205
Convertible Preferred Stocks - 2.0%

FINANCIALS - 0.3%
Diversified Financials - 0.2%
Union Pacific Capital Trust $3.125 TIDES (d)	1,277,000	64,648
Insurance - 0.1%
Travelers Property Casualty Corp. $1.125	652,000	15,625
TOTAL FINANCIALS		80,273
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Northrop Grumman Corp. $7.25	545,900	$ 56,692
Raytheon Co. $4.13	2,122,100	111,941
		168,633
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Motorola, Inc. $3.50	1,259,000	38,144
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.81 PRIDES	1,199,800	23,171
TOTAL INFORMATION TECHNOLOGY		61,315
UTILITIES - 0.8%
Electric Utilities - 0.7%
DTE Energy Co. $2.188	910,900	22,558
FPL Group, Inc.:
$4.00	221,600	11,565
$4.25	2,242,600	121,549
TXU Corp. $4.063 PRIDES	738,100	21,128
		176,800
Gas Utilities - 0.1%
KeySpan Corp. $4.375 MEDS	615,600	30,595
TOTAL UTILITIES		207,395
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $580,713)		517,616
Corporate Bonds - 0.6%
	Principal Amount (000s)
Convertible Bonds - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. 3% 12/1/21	$ 46,760	45,004
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 0.4%
INDUSTRIALS - 0.4%
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee:
6.375% 10/15/11	$ 101,000	$ 93,930
6.75% 2/15/11	5,000	4,725
		98,655
TOTAL CORPORATE BONDS (Cost $138,658)		143,659
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bonds 8.125% 8/15/19 (Cost $10,215)	10,000	13,817
Money Market Funds - 8.9%
	Shares
Fidelity Cash Central Fund, 1.39% (b)	2,272,390,895	2,272,391
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	1,578,245	1,578
TOTAL MONEY MARKET FUNDS (Cost $2,273,969)		2,273,969
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $19,305,567)		25,359,266
NET OTHER ASSETS - 0.4%		90,681
NET ASSETS - 100%		$ 25,449,947
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
TIDES	-	Term Income Deferred Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $64,648,000 or 0.2% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,895,829,000 and $4,170,288,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $262,000 for the period.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $266,818,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $531,014,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,568) (cost $19,305,567) - See accompanying schedule		$ 25,359,266
Receivable for investments sold		120,852
Receivable for fund shares sold		21,796
Dividends receivable		34,684
Interest receivable		5,234
Other receivables		108
Total assets		25,541,940

Liabilities
Payable for investments purchased	$ 49,321
Payable for fund shares redeemed	25,905
Accrued management fee	10,674
Other payables and accrued expenses	4,515
Collateral on securities loaned, at value	1,578
Total liabilities		91,993

Net Assets		$ 25,449,947
Net Assets consist of:
Paid in capital		$ 20,952,432
Undistributed net investment income		35,147
Accumulated undistributed net realized gain (loss) on investments		(1,591,353)
Net unrealized appreciation (depreciation) on investments		6,053,721
Net Assets, for 860,352 shares outstanding		$ 25,449,947
Net Asset Value, offering price and redemption price per share ($25,449,947 ÷ 860,352 shares)		$ 29.58

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends (including $5,464 received from affiliated issuers)		$ 253,065
Interest		21,934
Security lending		7
Total income		275,006

Expenses
Management fee	$ 65,118
Transfer agent fees	30,855
Accounting and security lending fees	773
Non-interested trustees' compensation	52
Custodian fees and expenses	141
Registration fees	39
Audit	70
Legal	59
Miscellaneous	1,808
Total expenses before reductions	98,915
Expense reductions	(2,384)	96,531
Net investment income (loss)		178,475
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized gain (loss) of $21,755 on sales of investments in affiliated issuers)		(727,222)
Change in net unrealized appreciation (depreciation) on investment securities		(1,068,274)
Net gain (loss)		(1,795,496)
Net increase (decrease) in net assets resulting from operations		$ (1,617,021)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 178,475	$ 308,109
Net realized gain (loss)	(727,222)	(826,722)
Change in net unrealized appreciation (depreciation)	(1,068,274)	(5,663,958)
Net increase (decrease) in net assets resulting from operations	(1,617,021)	(6,182,571)
Distributions to shareholders from net investment income	(174,113)	(301,174)
Distributions to shareholders from net realized gain	-	(349,292)
Total distributions	(174,113)	(650,466)
Share transactions Net proceeds from sales of shares	1,790,012	4,007,898
Reinvestment of distributions	168,402	630,005
Cost of shares redeemed	(2,566,135)	(6,054,662)
Net increase (decrease) in net assets resulting from share transactions	(607,721)	(1,416,759)
Total increase (decrease) in net assets	(2,398,855)	(8,249,796)

Net Assets
Beginning of period	27,848,802	36,098,598
End of period (including undistributed net investment income of $35,147 and undistributed net investment income of $30,785, respectively)	$ 25,449,947	$ 27,848,802
Other Information Shares
Sold	57,761	111,402
Issued in reinvestment of distributions	5,455	17,431
Redeemed	(83,887)	(171,139)
Net increase (decrease)	(20,671)	(42,306)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 31.61	$ 39.10	$ 46.83	$ 47.27	$ 43.73	$ 38.50
Income from Investment Operations
Net investment income (loss) D	.21	.34	.39	.38	.39	.41
Net realized and unrealized gain (loss)	(2.04)	(7.12)	(3.83)	2.47	5.69	6.59
Total from investment operations	(1.83)	(6.78)	(3.44)	2.85	6.08	7.00
Distributions from net investment income	(.20)	(.33)	(.38)	(.39)	(.38)	(.41)
Distributions from net realized gain	-	(.38)	(3.91)	(2.90)	(2.16)	(1.36)
Total distributions	(.20)	(.71)	(4.29)	(3.29)	(2.54)	(1.77)
Net asset value, end of period	$ 29.58	$ 31.61	$ 39.10	$ 46.83	$ 47.27	$ 43.73
Total Return B, C	(5.81)%	(17.56)%	(8.25)%	6.34%	15.20%	19.06%
Ratios to Average Net Assets E
Expenses before expense reductions	.74% A	.69%	.68%	.67%	.68%	.69%
Expenses net of voluntary waivers, if any	.74% A	.69%	.68%	.67%	.68%	.69%
Expenses net of all reductions	.72% A	.68%	.66%	.66%	.66%	.68%
Net investment income (loss)	1.33% A	.94%	.94%	.82%	.88%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$ 25,450	$ 27,849	$ 36,099	$ 41,440	$ 48,595	$ 44,361
Portfolio turnover rate	24%A	36%	46%	41%	35%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 7,497,654	|
Unrealized depreciation	(1,517,407)
Net unrealized appreciation (depreciation)	$ 5,980,247
Cost for federal income tax purposes	$ 19,379,019

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .49% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $16,428 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,383 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

Semiannual Report

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
SLM Corp.	$ 34,903	$ 39,736	$ 5,464	$ 1,271,847

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan ® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GAI-SANN-0303 340230
1.700483.105

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Life of fund
Fidelity ® Leveraged Company Stock	38.26%	4.19%	4.06%
S&P 500 ®	-5.27%	-23.02%	-32.39%
CSFB Leveraged Equity	0.48%	-21.49%	n/a*
Capital Appreciation Funds Average	-4.20%	-19.03%	n/a*
Mid Cap Core Funds Average	-4.39%	-19.17%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 19, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks and the performance of the Credit Suisse First Boston Leveraged Equity Index - a market-value weighted index designed to represent securities of the investable universe of the U.S. dollar denominated public equity of issuers in the high yield debt market. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any and excludes the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Life of fund
Fidelity Leveraged Company Stock	4.19%	1.89%
S&P 500	-23.02%	-16.87%
CSFB Leveraged Equity	-21.49%	n/a*
Capital Appreciation Funds Average	-19.03%	n/a*
Mid Cap Core Funds Average	-19.17%	n/a*

* Not available

Semiannual Report

Performance - continued

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates averages annual returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Leveraged Company Stock Fund on December 19, 2000. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with David Glancy, Portfolio Manager of Fidelity Leveraged Company Stock Fund

Q. How did the fund perform, David?

A. For the six months that ended January 31, 2003, the fund returned 38.26%. To compare, the Standard & Poor's 500 Index and the Credit Suisse First Boston (CSFB) Leveraged Equity Index returned -5.27% and 0.48%, respectively, while the capital appreciation funds average tracked by Lipper Inc. returned -4.20%. For the 12 months that ended January 31, 2003, the fund returned 4.19%, while the S&P 500, CSFB index and Lipper average returned -23.02%, -21.49% and -19.03%, respectively.

Q. What helped the fund post such strong absolute and relative performance?

A. The fund benefited from successful stock selection. It had concentrated positions that did particularly well. The fund also avoided many of the major laggards that plagued the market. The S&P 500, the CSFB index and the fund's competitors were more diversified, exposing them to stocks and sectors that struggled notably. The CSFB index, in particular, was dragged down by poor-performing transportation stocks.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What was your strategy during the period?

A. As always, I looked to select investments by focusing on balance sheets, management teams and fundamentals. I concentrated the fund in what I perceived were strong companies offering solid fundamentals and the ability to grow market share regardless of the economic backdrop. For example, satellite TV company EchoStar Communications attracted me, due to its steady recurring revenue as well as its ability to win customers from cable TV competitors.

Q. Which stocks added most to performance?

A. Telecommunication services provider Qwest Communications was the fund's top performer. The firm profited by selling off its directory business, giving it $7 billion to pay down debt. I have since sold Qwest. EchoStar Communications, the fund's largest holding at almost 10% of net assets at period end, also fared exceptionally well. The company continued to have strong subscriber growth in the third quarter of 2002, capturing additional customers from cable. I maintained a large position in EchoStar because of the capital efficiency of its business model and its strong cash flow and earnings. Nextel Communications beat earnings expectations by increasing market share and boasting the highest revenue-per-user in the wireless industry. Finally, cellular tower company American Tower performed well through continued cash-flow growth and prospects for deleveraging.

Q. Which stocks were disappointing?

A. Grocery chain Pathmark suffered from earnings shortfalls related to heightened competition in the metropolitan New York area. Consumer finance company AmeriCredit fell due to concerns about consumer debt levels. In addition, investors were fearful that repossessed autos would capture lower prices in a used car market that was oversupplied.

Q. David, what's your outlook?

A. I'm optimistic. I believe that the outlook is as good as it has been since the fund's inception. During the past two years, slow economic growth and limited access to capital created a difficult backdrop for leveraged companies. With the Federal Reserve Board aggressively lowering short-term interest rates and the federal government increasing spending, the stage should be set for improved growth and corporate profitability. While I believe that prospects are solid for 2003 and 2004, it's impossible to predict exactly when we might see a broad-based recovery in the leveraged equity market. As a result, I've looked to invest in companies with strong and flexible balance sheets that should help them ensure their continued existence and earnings growth regardless of the economic backdrop.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks capital appreciation by normally investing in common stocks of leveraged companies and potentially investing in lower-quality debt securities

Fund number: 122

Trading symbol: FLVCX

Start date: December 19, 2000

Size: as of January 31, 2003, more than $109 million

Manager: David Glancy, since inception; manager, Fidelity Advisor Leveraged Company Stock Fund, since 2000; Fidelity Capital & Income Fund, since 1996; Fidelity Advisor High Income Fund, 1999-
2001; Spartan High Income Fund, 1993-1996; joined Fidelity in 1990

3

David Glancy on leveraged company stocks:

"Leveraged company stocks tend to rise and fall more sharply than equities of companies that don't carry debt. Leveraged companies choose to carry debt to finance their growth or operations instead of issuing more shares of stock to do so. Therefore, any change in the asset value of a leveraged company is reflected more profoundly in the price of the firm's outstanding shares.

"To illustrate, consider the effect of an increase in the value of your home. If your mortgage represents only a small portion of the value of the house, any change in that value will have a relatively small percentage effect on the worth of the equity you hold in the house. On the other hand, if you have a mortgage that comprises a significantly larger part of the overall value of the house, any increase in the value will be reflected as a larger percentage increase in the outstanding equity that you own. In a similar fashion, smaller changes in the asset values of leveraged company stocks can translate into more significant changes in the equities' share prices. This characteristic cuts both ways, as leveraged company stocks tend to both rise and fall faster than generic equities when the market perceives a change in a company's asset value."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	9.9	18.7
AES Corp.	4.8	2.0
Nextel Communications, Inc. Class A	4.2	6.5
Teekay Shipping Corp.	3.3	1.3
Level 3 Communications, Inc.	3.2	2.7
Nabors Industries Ltd.	3.2	0.8
American Tower Corp. Class A	2.9	0.3
Tenet Healthcare Corp.	2.8	0.0
American Financial Group, Inc., Ohio	2.5	4.2
Sealed Air Corp.	2.4	0.0
	39.2
Top Five Market Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.6	26.1
Energy	16.2	9.6
Telecommunication Services	15.5	15.8
Utilities	11.2	5.0
Financials	9.2	14.3
Asset Allocation (% of fund's net assets)
As of January 31, 2003*		As of July 31, 2002**
	Stocks 88.8%		Stocks 90.2%
	Bonds 1.5%		Bonds 1.6%
	Short-Term Investments and Net Other Assets 9.7%		Short-Term Investments and Net Other Assets 8.2%
* Foreign investments	5.4%	** Foreign investments	2.1%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.9%
Household Durables - 0.1%
Champion Enterprises, Inc. (a)	12,000	$ 35,400
Leisure Equipment & Products - 1.0%
M&F Worldwide Corp. (a)	167,100	1,099,518
Media - 16.8%
AMC Entertainment, Inc. (a)	140,940	1,162,755
Cablevision Systems Corp. - NY Group Class A (a)	25,400	442,214
EchoStar Communications Corp. Class A (a)	416,180	10,799,872
Emmis Communications Corp. Class A (a)	18,100	397,114
Granite Broadcasting Corp. (non vtg.) (a)	265,100	511,643
Liberty Media Corp. Class A (a)	102,290	1,019,831
LodgeNet Entertainment Corp. (a)	93,100	836,038
Pegasus Communications Corp. Class A (a)	110,176	1,473,053
PRIMEDIA, Inc. (a)	139,500	359,910
Spanish Broadcasting System, Inc. Class A (a)	116,900	882,595
UnitedGlobalCom, Inc. Class A (a)	189,400	473,500
		18,358,525
TOTAL CONSUMER DISCRETIONARY		19,493,443
CONSUMER STAPLES - 5.9%
Food & Drug Retailing - 4.9%
7-Eleven, Inc. (a)	79,700	638,397
Pathmark Stores, Inc. (a)	43,647	215,616
Rite Aid Corp. (a)	921,100	2,477,759
Safeway, Inc. (a)	85,600	2,028,720
		5,360,492
Food Products - 0.0%
Central Garden & Pet Co. Class A (a)	1,700	37,213
Personal Products - 1.0%
Revlon, Inc. Class A (a)	373,500	1,053,270
TOTAL CONSUMER STAPLES		6,450,975
ENERGY - 16.2%
Energy Equipment & Services - 7.0%
Grant Prideco, Inc. (a)	130,700	1,391,955
Grey Wolf, Inc. (a)	213,200	820,820
Key Energy Services, Inc. (a)	109,700	1,015,822
Nabors Industries Ltd. (a)	94,400	3,478,640
National-Oilwell, Inc. (a)	15,800	322,794
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Pride International, Inc. (a)	29,300	$ 410,200
Rowan Companies, Inc.	8,200	169,166
		7,609,397
Oil & Gas - 9.2%
Burlington Resources, Inc.	12,200	538,020
Chesapeake Energy Corp.	255,400	2,068,740
General Maritime Corp. (a)	235,100	2,080,635
Range Resources Corp. (a)	32,500	190,125
Teekay Shipping Corp.	92,900	3,624,029
Western Gas Resources, Inc.	46,000	1,574,120
		10,075,669
TOTAL ENERGY		17,685,066
FINANCIALS - 9.2%
Diversified Financials - 4.0%
AmeriCredit Corp. (a)	343,200	1,077,648
Ameritrade Holding Corp. Class A (a)	84,100	439,002
Capital One Financial Corp.	79,600	2,471,580
Metris Companies, Inc.	187,800	338,040
		4,326,270
Insurance - 5.2%
American Financial Group, Inc., Ohio	130,200	2,790,186
Markel Corp. (a)	12,700	2,583,180
Penn Treaty American Corp. (a)	215,900	349,758
		5,723,124
TOTAL FINANCIALS		10,049,394
HEALTH CARE - 3.9%
Health Care Providers & Services - 3.9%
DaVita, Inc. (a)	7,100	171,110
PacifiCare Health Systems, Inc. (a)	27,400	781,722
Rotech Healthcare, Inc. (a)	9,900	160,875
Tenet Healthcare Corp. (a)	169,100	3,042,109
WebMD Corp. (a)	5,500	51,810
		4,207,626
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 3.1%
Airlines - 0.1%
Northwest Airlines Corp. (a)	17,100	$ 107,217
Industrial Conglomerates - 2.3%
Tyco International Ltd.	158,400	2,535,984
Machinery - 0.6%
Navistar International Corp. (a)	19,300	464,551
Terex Corp. (a)	14,700	165,963
		630,514
Road & Rail - 0.1%
Grupo TMM SA de CV ADR (a)	19,700	82,740
TOTAL INDUSTRIALS		3,356,455
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.5%
Motorola, Inc.	70,200	560,196
Semiconductor Equipment & Products - 0.4%
ChipPAC, Inc. Class A (a)	66,100	171,860
Fairchild Semiconductor International, Inc. Class A (a)	21,300	233,022
		404,882
TOTAL INFORMATION TECHNOLOGY		965,078
MATERIALS - 5.8%
Containers & Packaging - 3.7%
Owens-Illinois, Inc. (a)	72,200	792,034
Sealed Air Corp.	69,900	2,636,628
Smurfit-Stone Container Corp. (a)	43,200	609,984
		4,038,646
Metals & Mining - 1.6%
Alcoa, Inc.	15,400	304,458
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	78,300	1,469,691
		1,774,149
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	33,600	516,768
TOTAL MATERIALS		6,329,563
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 14.7%
Diversified Telecommunication Services - 5.6%
Covad Communications Group, Inc. (a)	92,800	$ 123,424
Focal Communications Corp. warrants 12/14/07 (a)	235,989	24
Level 3 Communications, Inc. (a)	699,600	3,553,968
McLeodUSA, Inc. Class A (a)	28,000	18,760
NTL, Inc.	176,725	2,468,848
Time Warner Telecom, Inc. Class A (a)	9,300	19,995
		6,185,019
Wireless Telecommunication Services - 9.1%
American Tower Corp. Class A (a)	630,900	3,204,972
Nextel Communications, Inc. Class A (a)	358,185	4,520,295
NII Holdings, Inc. Class B (a)	142,600	2,181,780
		9,907,047
TOTAL TELECOMMUNICATION SERVICES		16,092,066
UTILITIES - 11.2%
Electric Utilities - 4.0%
CMS Energy Corp.	123,300	699,111
PG&E Corp. (a)	156,600	2,161,080
TXU Corp.	83,300	1,528,555
		4,388,746
Multi-Utilities & Unregulated Power - 7.2%
AES Corp. (a)	1,503,700	5,217,839
Dynegy, Inc. Class A	9,300	17,391
El Paso Corp.	233,600	1,971,584
National Fuel Gas Co.	7,000	144,060
Westar Energy, Inc.	44,000	491,040
		7,841,914
TOTAL UTILITIES		12,230,660
TOTAL COMMON STOCKS (Cost $100,425,998)		96,860,326
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Europe, Inc. $5.00 (Cost $17)	89	11
Nonconvertible Bonds - 1.5%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.7%
Media - 0.1%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	$ 35,000	$ 16,800
10.25% 1/15/10	35,000	17,325
Satelites Mexicanos SA de CV 5.84% 6/30/04 (e)(f)	113,000	87,010
		121,135
Textiles Apparel & Luxury Goods - 0.6%
Kasper A.S.L. Ltd. 13% 3/31/04 (c)	880,000	660,000
TOTAL CONSUMER DISCRETIONARY		781,135
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
WorldCom, Inc.:
6.25% 8/15/03 (c)	75,000	16,500
7.5% 5/15/11 (c)	1,795,000	394,900
7.75% 4/1/07 (c)	55,000	12,100
8.25% 5/15/31 (c)	495,000	108,900
		532,400
Wireless Telecommunication Services - 0.3%
SpectraSite Holdings, Inc. 0% 4/15/09 (c)(d)	900,000	306,000
TOTAL TELECOMMUNICATION SERVICES		838,400
TOTAL NONCONVERTIBLE BONDS (Cost $1,444,392)		1,619,535
Money Market Funds - 16.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.39% (b)	12,827,732	$ 12,827,732
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	5,009,875	5,009,875
TOTAL MONEY MARKET FUNDS (Cost $17,837,607)		17,837,607
TOTAL INVESTMENT PORTFOLIO - 106.6% (Cost $119,708,014)		116,317,479
NET OTHER ASSETS - (6.6)%		(7,209,993)
NET ASSETS - 100%		$ 109,107,486
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $87,010 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $88,190,181 and $36,918,965, respectively.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $1,121,900.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,086 for the period.
Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $20,468,000 all of which will expire on July 31, 2010.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,883,760) (cost $119,708,014) - See accompanying schedule		$ 116,317,479
Cash		8,523
Receivable for fund shares sold		1,388,565
Dividends receivable		18,907
Interest receivable		20,718
Redemption fees receivable		2,107
Other receivables		30,291
Total assets		117,786,590

Liabilities
Payable for investments purchased	$ 3,375,641
Payable for fund shares redeemed	220,757
Accrued management fee	52,152
Other payables and accrued expenses	20,679
Collateral on securities loaned, at value	5,009,875
Total liabilities		8,679,104

Net Assets		$ 109,107,486
Net Assets consist of:
Paid in capital		$ 133,950,121
Undistributed net investment income		77,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,529,151)
Net unrealized appreciation (depreciation) on investments		(3,390,535)
Net Assets, for 10,704,280 shares outstanding		$ 109,107,486
Net Asset Value, offering price and redemption price per share ($109,107,486 ÷ 10,704,280 shares)		$ 10.19

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 88,928
Interest		83,900
Security lending		32,109
Total income		204,937

Expenses
Management fee	$ 182,164
Transfer agent fees	81,743
Accounting and security lending fees	30,374
Non-interested trustees' compensation	91
Custodian fees and expenses	3,177
Registration fees	5,107
Audit	13,652
Legal	70
Miscellaneous	3,798
Total expenses before reductions	320,176
Expense reductions	(69,652)	250,524
Net investment income (loss)		(45,587)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	894,473
Foreign currency transactions	(297)
Total net realized gain (loss)		894,176
Change in net unrealized appreciation (depreciation) on: Investment securities	12,953,061
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		12,953,066
Net gain (loss)		13,847,242
Net increase (decrease) in net assets resulting from operations		$ 13,801,655

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (45,587)	$ 771,316
Net realized gain (loss)	894,176	(8,967,943)
Change in net unrealized appreciation (depreciation)	12,953,066	(23,002,614)
Net increase (decrease) in net assets resulting from operations	13,801,655	(31,199,241)
Distributions to shareholders from net investment income	-	(1,693,352)
Share transactions Net proceeds from sales of shares	74,124,989	28,112,721
Reinvestment of distributions	-	1,556,225
Cost of shares redeemed	(15,276,560)	(155,175,972)
Net increase (decrease) in net assets resulting from share transactions	58,848,429	(125,507,026)
Redemption fees	117,937	154,770
Total increase (decrease) in net assets	72,768,021	(158,244,849)

Net Assets
Beginning of period	36,339,465	194,584,314
End of period (including undistributed net investment income of $77,051 and undistributed net investment income of $122,638, respectively)	$ 109,107,486	$ 36,339,465
Other Information Shares
Sold	7,422,318	2,875,744
Issued in reinvestment of distributions	-	164,222
Redeemed	(1,647,481)	(16,365,761)
Net increase (decrease)	5,774,837	(13,325,795)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 10.66	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.01)	.11G	.07
Net realized and unrealized gain (loss)	2.81	(3.22)G	.58
Total from investment operations	2.80	(3.11)	.65
Distributions from net investment income	-	(.20)	-
Redemption fees added to paid in capitalD	.02	.02	.01
Net asset value, end of period	$ 10.19	$ 7.37	$ 10.66
Total ReturnB,C	38.26%	(29.40)%	6.60%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.12%A	1.14%	.94%A
Expenses net of voluntary waivers, if any	1.12%A	1.14%	.94%A
Expenses net of all reductions	.88%A	.93%	.83%A
Net investment income (loss)	(.16)%A	1.16%G	1.12%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109,107	$ 36,339	$ 194,584
Portfolio turnover rate	144%A	203%	230%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 19, 2000 (commencement of operations) to July 31, 2001.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Leveraged Company Stock Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 9,287,490	|
Unrealized depreciation	(14,202,725)
Net unrealized appreciation (depreciation)	$ (4,915,235)
Cost for federal income tax purposes	$ 121,232,714

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .64% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $66,579 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $69,175 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $477.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LSF-SANN-0303 340187
1.753758.102

Fidelity®

Dividend Growth

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Dividend Growth	-1.43%	-21.60%	19.77%	258.43%
S&P 500 ®	-5.27%	-23.02%	-6.48%	134.80%
Growth Funds Average	-5.89%	-25.14%	-9.42%	n/a*
Large Cap Core Funds Average	-6.44%	-24.34%	-11.85%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 27, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Dividend Growth	-21.60%	3.67%	13.96%
S&P 500	-23.02%	-1.33%	9.13%
Growth Funds Average	-25.14%	-2.38%	n/a*
Large Cap Core Funds Average	-24.34%	-2.68%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity ® Dividend Growth Fund on April 27, 1993, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with Charles Mangum, Portfolio Manager of Fidelity Dividend Growth Fund

Q. How did the fund perform, Charles?

A. We outperformed our benchmarks, but still had a negative return. The fund fell 1.43% during the six-month period that ended January 31, 2003. This topped both the Standard & Poor's 500 Index - which declined 5.27% during the same period - and the growth funds average, which fell 5.89% according to Lipper Inc. For the 12 months that ended January 31, 2003, the fund fell 21.60%, while the index and peer group declined 23.02% and 25.14%, respectively.

Q. What factors dictated the fund's six-month performance?

A. It was a frustrating period in that every time the market showed signs of stabilizing, it seemed to take a step backward. That being said, the fund did realize solid gains from several of its media positions - most notably Clear Channel Communications - and we also got a decent kick from several of our telecommunication services names, including Qwest and Verizon. Our stock picking within the technology group, where I continued to focus on industry leaders such as Dell Computer and Microsoft, also was a slight plus. On the negative side, I wish we had owned more brand-name consumer stocks, such as Procter & Gamble, Colgate-Palmolive and 3M. These stocks performed well during the period, but I felt they were expensive relative to their future growth rates.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Why did Clear Channel and the telecom services stocks perform so well?

A. In the case of Clear Channel, I think it was just a matter of time. The company operates three separate businesses - outdoor billboard advertising, radio stations and live-event promotions - and its earnings estimates had been on a gradual incline throughout 2002. Investors finally seemed to notice the improvement during this particular stretch. As for the telecom services group, some of the stocks in general got very cheap and I found nice opportunities with Qwest and Verizon. Qwest had been down for a long time, but a new management team has injected some energy and the company has sold off several underperforming assets and restructured its balance sheet. Verizon simply did a better job than its fellow regional Bell operating companies in terms of stabilizing its business, avoiding competitive pressures and negotiating the complex regulatory environment for telecoms.

Q. Finance stocks were your largest group exposure, yet they detracted from overall performance. Why?

A. Most of my focus within the finance sector was on brokerage firms and insurance companies. My play on the brokers - including Citigroup, Merrill Lynch and Morgan Stanley - worked out reasonably well as these companies continued to follow through on various cost-cutting measures. Citigroup, in particular, was a standout. Unfortunately, our insurance positions didn't hold up their end of the bargain, despite the fact that the insurance industry was in the midst of its first positive pricing cycle in almost two decades. The culprit was an increased level of liability, whether it was asbestos concerns or rising malpractice insurance for doctors. We're a litigious country, and the lawsuit-related claims paid out by insurance firms during the period eclipsed any gains realized from the strong pricing cycle. This trend took an especially heavy toll on American International Group, which was our largest insurance position during the period. I am optimistic, though, that liability reform is on its way.

Q. Which other stocks influenced performance during the period?

A. Other positives included Alberto-Culver - which makes a wide range of health and beauty products, and energy stock Conoco, which benefited from rising oil prices. Conoco merged with Phillips Petroleum during the period and is now known as ConocoPhillips. Other disappointments included drugstore chain CVS, which experienced slower sales growth, and Texas energy company TXU Corp., which suffered earnings losses.

Q. What's your outlook, Charles?

A. It's been an incredibly trying environment, but I'm staying optimistic. I'll most likely stick to a mildly aggressive approach, and my primary goal remains to find the very best names I can. Regardless of the environment, I can't pigeonhole myself into being a growth investor or a value investor. I'm just an investor - and I'm zeroed in on trying to assemble a long-term portfolio that can grow faster than average, with less risk.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to increase the value of the fund's shares by investing mainly in common stocks of companies that have the potential to increase their current dividend or begin paying a dividend

Fund number: 330

Trading symbol: FDGFX

Start date: April 27, 1993

Size: as of January 31, 2003, more than $13.2 billion

Manager: Charles Mangum, since 1997; various Fidelity funds, 1991-1997; joined Fidelity in 1990

3

Charles Mangum on the fund's use of convertibles:

"We owned quite a few convertible securities during the period, several of which contributed positively. Most of the convertibles came with attractive yield-to-maturity rates, which is the total expected rate of return if the bond is held through maturity.

"I'll use a convertible issued by tech company ONI Systems - which we didn't own at the end of the period - to explain how they work. The face value on the bond was $100, but I bought it at a discount at $70. The security came with a 5% coupon, or interest rate, and it had a maturity date of October 2005. Right away, if I hold the convertible until October 2005, I'll not only be paid its face value, I'll also make an additional $15 in interest. What's more, this particular security had a yield-to-maturity of around 22% at one point, which was certainly better than any equity returns we were seeing. The big question for me was whether ONI was healthy enough to pay that type of return. ONI's balance sheet showed more than $900 million in cash and $300 million in debt which made it a risk worth taking. Even if ONI never sold another product again, I'd still get paid for my investment.

"At a certain price level, convertible bonds can be converted to common stock, hence their name. But the bonds I owned never reached that level."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	7.2	7.3
Clear Channel Communications, Inc.	5.9	3.8
American International Group, Inc.	4.9	5.4
Fannie Mae	4.6	3.9
General Electric Co.	4.3	6.0
Citigroup, Inc.	4.0	3.4
Merck & Co., Inc.	4.0	2.1
Pfizer, Inc.	3.1	3.1
ConocoPhillips	2.7	2.7
Merrill Lynch & Co., Inc.	2.6	1.9
	43.3
Top Five Market Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	22.1
Health Care	18.6	20.3
Consumer Discretionary	12.9	9.2
Information Technology	10.9	9.8
Energy	8.2	5.5
Asset Allocation (% of fund's net assets)
As of January 31, 2003 *		As of July 31, 2002 **
	Stocks 95.1%		Stocks 91.6%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 2.0%		Convertible Securities 2.7%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	1.5%	** Foreign investments	0.7%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.1%
Dana Corp.	1,235,100	$ 13,302
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	4,447,400	63,331
Household Durables - 0.1%
Leggett & Platt, Inc.	584,000	11,797
Media - 8.6%
AOL Time Warner, Inc. (a)	24,919,782	290,565
Clear Channel Communications, Inc. (a)	19,625,040	786,572
Comcast Corp. Class A (a)	1,652,334	44,002
EchoStar Communications Corp. Class A (a)	778,200	20,194
		1,141,333
Multiline Retail - 0.4%
Target Corp.	1,761,000	49,678
Specialty Retail - 2.9%
Home Depot, Inc.	14,417,000	301,315
Limited Brands, Inc.	1,320,000	16,619
Lowe's Companies, Inc.	1,682,100	57,494
Office Depot, Inc. (a)	991,200	13,233
		388,661
TOTAL CONSUMER DISCRETIONARY		1,668,102
CONSUMER STAPLES - 7.9%
Beverages - 2.5%
PepsiCo, Inc.	4,867,590	197,040
The Coca-Cola Co.	3,242,600	131,196
		328,236
Food & Drug Retailing - 2.0%
CVS Corp.	8,251,100	186,640
Safeway, Inc. (a)	3,142,400	74,475
		261,115
Food Products - 0.1%
Fresh Del Monte Produce, Inc.	267,800	5,543
McCormick & Co., Inc. (non-vtg.)	266,200	5,963
		11,506
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.6%
Alberto-Culver Co. Class A (d)	3,885,300	$ 191,118
Gillette Co.	965,510	28,869
		219,987
Tobacco - 1.7%
Altria Group, Inc.	6,037,800	228,651
TOTAL CONSUMER STAPLES		1,049,495
ENERGY - 8.2%
Energy Equipment & Services - 2.6%
BJ Services Co. (a)	332,800	10,174
Cooper Cameron Corp. (a)	365,000	17,692
Diamond Offshore Drilling, Inc.	1,949,400	41,561
ENSCO International, Inc.	1,530,000	41,218
GlobalSantaFe Corp.	2,931,679	63,705
Halliburton Co.	666,500	12,504
Nabors Industries Ltd. (a)	706,100	26,020
Pride International, Inc. (a)	294,700	4,126
Rowan Companies, Inc.	856,725	17,674
Schlumberger Ltd. (NY Shares)	1,443,000	54,401
Transocean, Inc.	2,474,900	56,353
		345,428
Oil & Gas - 5.6%
ChevronTexaco Corp.	2,853,600	183,772
ConocoPhillips	7,556,211	364,134
Exxon Mobil Corp.	5,742,900	196,120
		744,026
TOTAL ENERGY		1,089,454
FINANCIALS - 22.7%
Banks - 2.9%
Bank of America Corp.	801,100	56,117
Bank One Corp.	1,839,100	67,146
FleetBoston Financial Corp.	4,798,300	125,284
Synovus Financial Corp.	1,677,200	32,420
Wachovia Corp.	2,931,062	105,430
		386,397
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 13.4%
Citigroup, Inc.	15,574,939	$ 535,466
Fannie Mae	9,363,780	605,837
Merrill Lynch & Co., Inc.	9,818,200	343,833
Morgan Stanley	7,573,600	287,039
		1,772,175
Insurance - 6.4%
Allmerica Financial Corp. (a)	1,895,300	24,980
Allstate Corp.	713,000	25,090
American International Group, Inc.	12,097,300	654,706
Hartford Financial Services Group, Inc.	2,445,220	101,917
PartnerRe Ltd.	344,000	17,372
Travelers Property Casualty Corp.:
Class A	576,995	9,353
Class B	1,185,468	19,276
		852,694
TOTAL FINANCIALS		3,011,266
HEALTH CARE - 18.6%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	5,596,500	157,709
Health Care Providers & Services - 7.4%
Cardinal Health, Inc.	16,307,870	951,236
HCA, Inc.	641,400	27,413
		978,649
Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	58,416	1,378
Merck & Co., Inc.	9,617,800	532,730
Pfizer, Inc.	13,686,500	415,522
Recordati Spa	382,800	5,143
Schering-Plough Corp.	13,406,700	242,795
Wyeth	3,236,300	126,313
		1,323,881
TOTAL HEALTH CARE		2,460,239
INDUSTRIALS - 8.0%
Airlines - 0.1%
Delta Air Lines, Inc.	763,800	6,981
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.1%
Aramark Corp. Class B (a)	495,300	$ 11,090
ChoicePoint, Inc. (a)	1,023,100	36,832
First Data Corp.	2,541,000	87,410
Sabre Holdings Corp. Class A (a)	601,100	10,784
		146,116
Industrial Conglomerates - 6.1%
General Electric Co.	24,599,300	569,228
Tyco International Ltd.	15,175,700	242,963
		812,191
Machinery - 0.5%
Ingersoll-Rand Co. Ltd. Class A	1,786,800	70,150
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	325,590	8,456
CSX Corp.	369,200	10,349
Union Pacific Corp.	187,400	10,693
		29,498
TOTAL INDUSTRIALS		1,064,936
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.2%
CIENA Corp. (a)	1,827,900	10,602
Cisco Systems, Inc. (a)	2,738,500	36,614
Comverse Technology, Inc. (a)	3,800,000	36,176
Motorola, Inc.	8,074,300	64,433
Polycom, Inc. (a)	813,200	9,173
		156,998
Computers & Peripherals - 2.7%
Dell Computer Corp. (a)	6,078,400	145,031
EMC Corp. (a)	4,955,000	38,154
Hewlett-Packard Co.	5,837,600	101,633
Sun Microsystems, Inc. (a)	25,152,600	77,722
		362,540
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	8,365,100	30,031
Thermo Electron Corp. (a)	697,900	12,681
		42,712
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 2.3%
Altera Corp. (a)	1,470,900	$ 16,150
Analog Devices, Inc. (a)	1,783,600	42,682
Applied Materials, Inc. (a)	1,247,900	14,937
Intel Corp.	3,800,700	59,519
KLA-Tencor Corp. (a)	995,600	32,496
LAM Research Corp. (a)	1,788,800	20,911
Linear Technology Corp.	937,000	24,484
Micron Technology, Inc. (a)	2,615,200	21,471
Novellus Systems, Inc. (a)	655,600	19,307
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	2,627,680	17,605
United Microelectronics Corp. sponsored ADR (a)	5,445,940	16,665
Xilinx, Inc. (a)	879,600	17,407
		303,634
Software - 3.0%
Activision, Inc. (a)	982,000	14,288
Adobe Systems, Inc.	492,770	13,019
Computer Associates International, Inc.	162,700	2,175
Microsoft Corp.	6,927,600	328,784
VERITAS Software Corp. (a)	2,285,534	41,716
		399,982
TOTAL INFORMATION TECHNOLOGY		1,265,866
MATERIALS - 0.9%
Chemicals - 0.2%
Dow Chemical Co.	650,900	18,915
E.I. du Pont de Nemours & Co.	78,700	2,980
		21,895
Metals & Mining - 0.6%
Alcan, Inc.	705,800	20,015
Alcoa, Inc.	3,404,700	67,311
		87,326
Paper & Forest Products - 0.1%
Bowater, Inc.	267,500	10,874
TOTAL MATERIALS		120,095
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
BellSouth Corp.	2,681,600	$ 61,087
Qwest Communications International, Inc. (a)	23,589,400	106,624
SBC Communications, Inc.	8,611,591	210,467
Verizon Communications, Inc.	8,838,150	338,324
		716,502
UTILITIES - 1.3%
Electric Utilities - 1.2%
FirstEnergy Corp.	3,773,100	117,721
Southern Co.	865,100	24,370
Wisconsin Energy Corp.	534,200	12,954
		155,045
Gas Utilities - 0.1%
NiSource, Inc.	683,400	12,144
TOTAL UTILITIES		167,189
TOTAL COMMON STOCKS (Cost $14,204,571)		12,613,144
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00 (Cost $13,160)	936,200	13,854
Corporate Bonds - 2.0%
	Principal Amount (000s)
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.2%
Liberty Media Corp. 3.25% 3/15/31	$ 27,040	25,643
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c)	15,590	19,043
TOTAL CONSUMER DISCRETIONARY		44,686
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
FINANCIALS - 0.1%
Diversified Financials - 0.1%
IOS Capital LLC 5% 5/1/07 (c)	$ 13,360	$ 12,303
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Tyco International Group SA 3.125% 1/15/23 (c)	11,200	11,228
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 2% 1/1/07	26,460	19,526
CIENA Corp. 3.75% 2/1/08	36,295	26,314
Juniper Networks, Inc. 4.75% 3/15/07	56,820	48,249
		94,089
Electronic Equipment & Instruments - 0.4%
Sanmina-SCI Corp. 4.25% 5/1/04	49,315	47,219
Semiconductor Equipment & Products - 0.3%
Agere Systems, Inc. 6.5% 12/15/09	9,674	9,282
Micron Technology, Inc. 2.5% 2/1/10 (c)	3,290	3,270
Vitesse Semiconductor Corp. 4% 3/15/05	39,910	33,524
		46,076
TOTAL INFORMATION TECHNOLOGY		187,384
TOTAL CONVERTIBLE BONDS		255,601
Nonconvertible Bonds - 0.1%
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
9.375% 9/15/10	13,425	9,129
9.5% 6/1/09	4,485	3,050
		12,179
TOTAL CORPORATE BONDS (Cost $270,805)		267,780
Money Market Funds - 2.5%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.39% (b)	324,405,880	$ 324,406
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	33,200	33
TOTAL MONEY MARKET FUNDS (Cost $324,439)		324,439
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $14,812,975)		13,219,217
NET OTHER ASSETS - 0.3%		38,633
NET ASSETS - 100%		$ 13,257,850
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,844 or 0.3% of net assets.

(d) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,895,758,000 and $3,623,772,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $537,000 for the period.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $221,038,000 all of which will expire on July 31, 2010.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30) (cost $14,812,975) - See accompanying schedule		$ 13,219,217
Receivable for investments sold		93,522
Receivable for fund shares sold		21,203
Dividends receivable		19,376
Interest receivable		4,864
Other receivables		4
Total assets		13,358,186

Liabilities
Payable for investments purchased	$ 68,738
Payable for fund shares redeemed	21,052
Distributions payable	2
Accrued management fee	8,972
Other payables and accrued expenses	1,539
Collateral on securities loaned, at value	33
Total liabilities		100,336

Net Assets		$ 13,257,850
Net Assets consist of:
Paid in capital		$ 15,995,724
Undistributed net investment income		31,862
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,175,988)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,593,748)
Net Assets, for 611,811 shares outstanding		$ 13,257,850
Net Asset Value, offering price and redemption price per share ($13,257,850 ÷ 611,811 shares)		$ 21.67

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends (including $1,126 received from affiliated issuers)		$ 114,978
Interest		25,139
Security lending		9
Total income		140,126

Expenses
Management fee Basic fee	$ 38,675
Performance adjustment	12,842
Transfer agent fees	17,726
Accounting and security lending fees	510
Non-interested trustees' compensation	25
Custodian fees and expenses	109
Registration fees	21
Audit	40
Legal	25
Miscellaneous	831
Total expenses before reductions	70,804
Expense reductions	(2,586)	68,218
Net investment income (loss)		71,908
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $2,120 on sales of investments in affiliated issuers)	(797,466)
Foreign currency transactions	2
Total net realized gain (loss)		(797,464)
Change in net unrealized appreciation (depreciation) on: Investment securities	477,637
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		477,643
Net gain (loss)		(319,821)
Net increase (decrease) in net assets resulting from operations		$ (247,913)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,908	$ 131,642
Net realized gain (loss)	(797,464)	(259,073)
Change in net unrealized appreciation (depreciation)	477,643	(3,908,757)
Net increase (decrease) in net assets resulting from operations	(247,913)	(4,036,188)
Distributions to shareholders from net investment income	(128,580)	(76,000)
Distributions to shareholders from net realized gain	-	(163,168)
Total distributions	(128,580)	(239,168)
Share transactions Net proceeds from sales of shares	2,677,194	6,234,565
Reinvestment of distributions	123,895	230,633
Cost of shares redeemed	(1,814,925)	(4,004,387)
Net increase (decrease) in net assets resulting from share transactions	986,164	2,460,811
Total increase (decrease) in net assets	609,671	(1,814,545)

Net Assets
Beginning of period	12,648,179	14,462,724
End of period (including undistributed net investment income of $31,862 and undistributed net investment income of $89,855, respectively)	$ 13,257,850	$ 12,648,179
Other Information Shares
Sold	118,416	229,387
Issued in reinvestment of distributions	5,510	8,598
Redeemed	(81,867)	(154,448)
Net increase (decrease)	42,059	83,537

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 22.20	$ 29.75	$ 30.90	$ 31.14	$ 28.11	$ 25.07
Income from Invest- ment Operations
Net investment income (loss) D	.12	.24 F	.16	.15	.17	.17
Net realized and unrealized gain (loss)	(.43)	(7.31) F	1.27	1.89	5.18	5.21
Total from investment operations	(.31)	(7.07)	1.43	2.04	5.35	5.38
Distributions from net investment income	(.22)	(.15)	(.18)	(.14)	(.13)	(.15)
Distributions from net realized gain	-	(.33)	(2.40)	(2.14)	(2.19)	(2.19)
Total distributions	(.22)	(.48)	(2.58)	(2.28)	(2.32)	(2.34)
Net asset value, end of period	$ 21.67	$ 22.20	$ 29.75	$ 30.90	$ 31.14	$ 28.11
Total Return B, C	(1.43)%	(24.04)%	4.58%	7.00%	21.90%	23.81%
Ratios to Average Net Assets E
Expenses before expense reductions	1.07% A	.98%	.97%	.77%	.87%	.89%
Expenses net of voluntary waivers, if any	1.07% A	.98%	.97%	.77%	.87%	.89%
Expenses net of all reductions	1.03% A	.95%	.94%	.74%	.84%	.86%
Net investment income (loss)	1.09% A	.90% F	.54%	.52%	.58%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 13,258	$ 12,648	$ 14,463	$ 10,432	$ 14,283	$ 7,371
Portfolio turnover rate	57% A	81%	88%	86%	104%	109%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Dividend Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 960,255	|
Unrealized depreciation	(2,638,332)
Net unrealized appreciation (depreciation)	$ (1,678,077)
Cost for federal income tax purposes	$ 14,897,294

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .78% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,892 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,501 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $85.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alberto-Culver Co. Class A	$ -	$ 2,704	$ 1,126	$ 191,118

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund®

Contrafund®II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

DGF-SANN-0303 339878
1.470802.105

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Blue Chip Growth	-6.15%	-26.29%	-10.86%	133.16%
S&P 500®	-5.27%	-23.02%	-6.48%	135.93%
Russell 1000® Growth	-6.01%	-28.37%	-22.10%	88.83%
Growth Funds Average	-5.89%	-25.14%	-9.42%	100.79%
Large Cap Core Funds Average	-6.44%	-24.34%	-11.85%	101.72%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks - and the performance of the Russell 1000 ® Growth Index - a market capitalization-weighted index of growth-oriented stocks of the largest U.S. domiciled corporations. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Blue Chip Growth	-26.29%	-2.27%	8.83%
S&P 500	-23.02%	-1.33%	8.96%
Russell 1000 Growth	-28.37%	-4.87%	6.57%
Growth Funds Average	-25.14%	-2.38%	6.72%
Large Cap Core Funds Average	-24.34%	-2.68%	7.10%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Blue Chip Growth Fund on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with John McDowell, Portfolio Manager of Fidelity Blue Chip Growth Fund

Q. How did the fund perform, John?

A. For the six months ending January 31, 2003, the fund fell 6.15%, trailing the Standard & Poor's 500 Index and the Lipper Inc. growth funds average, which declined 5.27% and 5.89%, respectively. The fund performed in line with its growth benchmark, the Russell 1000 Growth Index, which lost 6.01%. For the year ending January 31, 2003, the fund fell 26.29%, while the S&P 500, Russell 1000 and Lipper average dropped 23.02%, 28.37% and 25.14%, respectively.

Q. How did the market environment over the past six months affect large-cap growth stocks?

A. The market rebounded from bear-market lows set in October, with the more-volatile technology and telecommunications sectors leading the way. The steady, albeit slower growing, consumer sector - a major component of the growth indexes - which has generally outperformed over the past few years, lagged in this strong market. So, despite the general strength in tech, telecom and media, value stocks continued to perform better than growth stocks. Although the economy has been weak over the past few years, low interest rates have supported both the real estate market and consumer spending in general. The Federal Reserve Board continued to provide extra liquidity to the economy in the fourth quarter of 2002 and indicated that it would remain accommodative if necessary. While interest rates are low, certain commodity prices are beginning to rise, particularly oil and natural gas. As news on the economy has become less negative in recent months, perceived lending risks have fallen and investors are charging corporations less to borrow money.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your principal strategies?

A. I continued to maintain a generally conservative posture compared to the Russell 1000 Growth, which helped amid the volatility. The fund's growth style, however, led it to be more aggressively positioned than the S&P 500 and Lipper average, which dampened relative returns. In addition to owning several consumer-related stocks that held up well in a down market, we benefited versus the Russell index by increasing our weighting in financial stocks, most notably banks. The recent recession was mild for the lending sector, particularly relative to many large diversified financials, as banks were helped by the wide spread between their borrowing costs and their lending rates fueled by lower interest rates. I remained underweighted in technology stocks, as the tone of business for most tech companies was consistently weak throughout the period, with no indication that demand for their products was picking up. While this strategy detracted slightly overall amid a more positive environment for growth stocks, weak security selection among large-cap hardware names hurt the most.

Q. Which stocks drove performance?

A. Citigroup and Bank of America were top contributors within financials. Local telephone stocks, such as Verizon, also were standouts during the period. These companies received some key regulatory victories, and their above-average dividend yields attracted investors. The fund also got a boost from selected medical equipment stocks, such as Boston Scientific - which is planning to launch a new drug-coated stent for heart patients - and pharmaceuticals Merck and Forest Labs - a branded and generic drug manufacturer with a possible new treatment for Alzheimer's. Conversely, hospital stock Tenet Healthcare hurt results before I sold it, largely due to concerns about its billing practices. In tech, the anticipated corporate upgrade cycle for personal computers never materialized and positions in such semiconductor stocks as Intel, Micron Technology and Texas Instruments underperformed. Additionally, some large consumer holdings, including Coca-Cola, Philip Morris - now known as Altria - and McDonalds, declined after missing their earnings targets.

Q. What's your outlook?

A. While excessive corporate and consumer debt probably limits near-term upside, many of the pieces are in place for an improvement in the stock market environment. An extended market rally could very well make consumers and corporate executives more optimistic and willing to spend. Higher spending and employment would likely strengthen the economy, lower bankruptcy risk, reduce corporate credit spreads, improve pricing power, boost corporate earnings and make stock valuations more attractive.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks growth of capital over the long term

Fund number: 312

Trading symbol: FBGRX

Start date: December 31, 1987

Size: as of January 31, 2003, more than $16.3 billion

Manager: John McDowell, since 1996; head of domestic equities, since 2002; manager, Fidelity Large Cap Stock Fund, 1995-1996; joined Fidelity in 1985

3

John McDowell discusses the impact of Iraq on stocks:

"Given the high prices of oil and gold and the weakness in the stock market, it appears that the average investor anticipates an imminent war in Iraq. Oil prices are up over 60% in the past year, and gold is trading at its highest price in more than six years. In addition, the U.S. dollar is weakening against most major currencies. Many corporate leaders are concerned about business disruptions in the months ahead and prefer to take a conservative stance. There is, however, some evidence that earnings growth prospects are improving. Corporate bond spreads have decreased, implying a greater willingness to lend and perhaps indicating less economic stress on the system. Business productivity also has improved, as corporations use technology investments of the past decade to cut costs. Earnings should rebound in 2003, although estimates are probably still too high overall. Based on today's low interest rate environment, stock valuations appear to be fair.

"Once war concerns are removed from the market, business investment should pick up, and this should have a favorable impact on the earnings of many growth sectors of the economy. Our investment process remains focused on finding high-quality companies with superior relative earnings growth."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.0	5.0
Pfizer, Inc.	3.8	4.5
General Electric Co.	3.4	4.9
Johnson & Johnson	2.6	2.3
Wal-Mart Stores, Inc.	2.5	2.5
Merck & Co., Inc.	2.4	1.8
American International Group, Inc.	2.3	2.5
Citigroup, Inc.	2.1	1.8
The Coca-Cola Co.	1.9	2.4
Intel Corp.	1.6	2.6
	27.6
Top Five Market Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	21.7	21.6
Information Technology	18.1	18.8
Financials	15.9	14.1
Consumer Discretionary	11.6	12.6
Consumer Staples	10.5	11.8
Asset Allocation (% of fund's net assets)
As of January 31, 2003 *		As of July 31, 2002 **
	Stocks 96.8%		Stocks 97.6%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	1.7%	** Foreign investments	1.6%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc. (a)	1,751,800	$ 52,116
McDonald's Corp.	1,206,900	17,186
		69,302
Household Durables - 0.7%
Leggett & Platt, Inc.	1,834,000	37,047
Lennar Corp.	503,100	27,097
Newell Rubbermaid, Inc.	586,900	16,345
Sony Corp. sponsored ADR (a)	823,400	32,895
		113,384
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	336,200	7,346
eBay, Inc. (a)	587,400	44,149
		51,495
Media - 4.6%
AOL Time Warner, Inc. (a)	8,124,632	94,733
Clear Channel Communications, Inc. (a)	2,116,400	84,825
Comcast Corp.:
Class A (a)	2,959,952	78,824
Class A (special) (a)	3,411,300	87,261
Cox Communications, Inc. Class A (a)	2,200,700	63,688
EchoStar Communications Corp. Class A (a)	1,013,600	26,303
Fox Entertainment Group, Inc. Class A (a)	1,353,800	37,405
Omnicom Group, Inc.	385,000	23,216
The New York Times Co. Class A	1,541,600	75,292
Univision Communications, Inc. Class A (a)	1,050,800	27,699
Viacom, Inc. Class B (non-vtg.) (a)	3,046,096	117,427
Walt Disney Co.	1,542,200	26,989
		743,662
Multiline Retail - 3.3%
Family Dollar Stores, Inc.	2,150,700	64,779
Kohl's Corp. (a)	561,400	29,401
Target Corp.	1,091,100	30,780
Wal-Mart Stores, Inc.	8,540,155	408,219
		533,179
Specialty Retail - 1.9%
Best Buy Co., Inc. (a)	1,192,950	31,124
CDW Computer Centers, Inc. (a)	675,300	29,774
Gap, Inc.	889,200	13,009
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	5,287,500	$ 110,509
Lowe's Companies, Inc.	3,132,900	107,083
Office Depot, Inc. (a)	1,810,500	24,170
		315,669
Textiles Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	1,593,100	45,754
NIKE, Inc. Class B	548,300	24,421
		70,175
TOTAL CONSUMER DISCRETIONARY		1,896,866
CONSUMER STAPLES - 10.5%
Beverages - 3.4%
Anheuser-Busch Companies, Inc.	1,465,200	69,553
PepsiCo, Inc.	4,252,462	172,140
The Coca-Cola Co.	7,614,100	308,066
		549,759
Food & Drug Retailing - 1.2%
CVS Corp.	1,685,000	38,115
Rite Aid Corp.	2,254,000	6,063
Sysco Corp.	2,038,500	59,871
Walgreen Co.	2,289,200	66,387
Whole Foods Market, Inc. (a)	544,700	27,682
		198,118
Food Products - 0.2%
Wm. Wrigley Jr. Co.	688,200	38,209
Household Products - 2.3%
Colgate-Palmolive Co.	2,634,400	134,117
Procter & Gamble Co.	2,870,390	245,619
		379,736
Personal Products - 2.3%
Avon Products, Inc.	2,569,300	128,465
Gillette Co.	8,029,400	240,079
		368,544
Tobacco - 1.1%
Altria Group, Inc.	4,903,800	185,707
TOTAL CONSUMER STAPLES		1,720,073
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 5.7%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	3,397,200	$ 102,799
BJ Services Co. (a)	1,897,300	58,000
Nabors Industries Ltd. (a)	1,393,200	51,339
Schlumberger Ltd. (NY Shares)	1,634,900	61,636
Transocean, Inc.	1,697,100	38,643
Weatherford International Ltd. (a)	1,180,000	43,849
		356,266
Oil & Gas - 3.5%
Apache Corp.	927,900	57,910
Burlington Resources, Inc.	728,400	32,122
ChevronTexaco Corp.	1,662,900	107,091
ConocoPhillips	1,322,000	63,707
Devon Energy Corp.	1,050,700	47,597
Exxon Mobil Corp.	4,752,100	162,284
TotalFinaElf SA Series B	668,500	90,796
Valero Energy Corp.	220,000	7,566
		569,073
TOTAL ENERGY		925,339
FINANCIALS - 15.9%
Banks - 3.9%
Bank of America Corp.	1,972,100	138,146
Bank of New York Co., Inc.	1,899,000	48,045
Bank One Corp.	3,826,900	139,720
Fifth Third Bancorp	1,898,300	101,274
Golden West Financial Corp., Delaware	716,800	52,706
Mellon Financial Corp.	1,146,700	26,225
Northern Trust Corp.	458,300	15,674
Wachovia Corp.	2,060,700	74,123
Wells Fargo & Co.	712,700	33,761
		629,674
Diversified Financials - 8.1%
American Express Co.	4,195,629	149,071
Charles Schwab Corp.	2,640,100	24,342
Citigroup, Inc.	9,831,254	337,999
Fannie Mae	3,323,800	215,050
Freddie Mac	2,503,700	140,157
Goldman Sachs Group, Inc.	631,700	43,019
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
J.P. Morgan Chase & Co.	2,488,100	$ 58,072
MBNA Corp.	5,063,100	85,212
Merrill Lynch & Co., Inc.	2,649,600	92,789
Morgan Stanley	2,291,000	86,829
SLM Corp.	546,600	58,065
State Street Corp.	836,300	33,109
		1,323,714
Insurance - 3.9%
AFLAC, Inc.	1,553,500	50,318
Allstate Corp.	2,730,700	96,093
American International Group, Inc.	6,854,955	370,990
MBIA, Inc.	923,450	37,843
The Chubb Corp.	1,217,400	65,399
Travelers Property Casualty Corp.:
Class A	404,999	6,565
Class B	832,093	13,530
		640,738
TOTAL FINANCIALS		2,594,126
HEALTH CARE - 21.7%
Biotechnology - 1.0%
Amgen, Inc. (a)	3,297,900	168,061
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	2,710,500	76,382
Boston Scientific Corp. (a)	3,078,490	124,525
Medtronic, Inc.	4,560,700	204,867
Millipore Corp.	717,100	23,170
St. Jude Medical, Inc. (a)	1,735,800	75,629
Zimmer Holdings, Inc. (a)	943,780	38,695
		543,268
Health Care Providers & Services - 2.5%
Anthem, Inc. (a)	326,388	20,262
Cardinal Health, Inc.	1,284,375	74,918
HCA, Inc.	1,096,200	46,852
Health Management Associates, Inc. Class A	2,163,800	40,074
McKesson Corp.	1,726,100	49,073
UnitedHealth Group, Inc.	1,941,600	170,667
		401,846
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 14.9%
Abbott Laboratories	5,545,100	$ 211,379
Allergan, Inc.	1,632,500	99,044
Bristol-Myers Squibb Co.	3,346,900	78,953
Eli Lilly & Co.	2,172,100	130,847
Forest Laboratories, Inc. (a)	1,708,800	88,430
Johnson & Johnson	7,801,404	418,233
King Pharmaceuticals, Inc. (a)	882,333	12,953
Merck & Co., Inc.	7,184,600	397,955
Mylan Laboratories, Inc.	877,650	23,451
Pfizer, Inc.	20,188,300	612,917
Pharmacia Corp.	2,760,000	115,285
Schering-Plough Corp.	5,206,100	94,282
Wyeth	3,903,400	152,350
		2,436,079
TOTAL HEALTH CARE		3,549,254
INDUSTRIALS - 10.5%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	1,386,700	70,791
Northrop Grumman Corp.	889,200	81,282
		152,073
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	1,008,500	60,843
Airlines - 0.2%
Southwest Airlines Co.	3,035,800	39,617
Building Products - 0.3%
Masco Corp.	2,306,200	41,950
Commercial Services & Supplies - 2.8%
Apollo Group, Inc. Class A (a)	547,400	24,337
Automatic Data Processing, Inc.	1,632,980	56,615
Avery Dennison Corp.	1,096,400	65,334
Cendant Corp. (a)	3,133,100	34,715
ChoicePoint, Inc. (a)	83,800	3,017
Cintas Corp.	855,800	35,345
First Data Corp.	5,796,200	199,389
Paychex, Inc.	1,650,420	41,558
		460,310
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Emerson Electric Co.	167,900	$ 7,880
Industrial Conglomerates - 4.7%
3M Co.	1,285,800	160,146
General Electric Co.	23,921,600	553,546
Tyco International Ltd.	3,547,800	56,800
		770,492
Machinery - 1.0%
Danaher Corp.	516,900	31,743
Illinois Tool Works, Inc.	886,100	53,893
Ingersoll-Rand Co. Ltd. Class A	573,950	22,533
Parker Hannifin Corp.	1,539,700	62,065
		170,234
Road & Rail - 0.1%
Union Pacific Corp.	269,500	15,378
TOTAL INDUSTRIALS		1,718,777
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 2.5%
Alcatel SA sponsored ADR	4,518,500	32,804
Cisco Systems, Inc. (a)	18,985,300	253,833
Motorola, Inc.	7,081,900	56,514
QUALCOMM, Inc. (a)	1,798,200	67,720
		410,871
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	7,755,800	185,053
EMC Corp. (a)	5,663,000	43,605
Hewlett-Packard Co.	1,596,900	27,802
International Business Machines Corp.	2,452,200	191,836
Network Appliance, Inc. (a)	845,000	9,134
Sun Microsystems, Inc. (a)	3,565,000	11,016
		468,446
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	2,648,274	43,644
Tektronix, Inc. (a)	1,055,200	17,411
Waters Corp. (a)	1,477,000	34,045
		95,100
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	2,951,513	$ 53,718
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	2,239,500	68,529
Semiconductor Equipment & Products - 4.5%
Altera Corp. (a)	710,200	7,798
Analog Devices, Inc. (a)	2,970,900	71,094
Applied Materials, Inc. (a)	3,709,100	44,398
Broadcom Corp. Class A (a)	833,000	11,279
Intel Corp.	17,074,140	267,381
International Rectifier Corp. (a)	948,200	18,822
Intersil Corp. Class A (a)	1,808,200	26,219
KLA-Tencor Corp. (a)	1,406,200	45,898
LAM Research Corp. (a)	1,182,000	13,818
Linear Technology Corp.	1,793,360	46,860
LSI Logic Corp. (a)	2,974,800	13,119
Micron Technology, Inc. (a)	3,295,900	27,059
Teradyne, Inc. (a)	993,200	10,319
Texas Instruments, Inc.	7,562,300	120,241
Xilinx, Inc. (a)	934,400	18,492
		742,797
Software - 6.9%
Adobe Systems, Inc.	788,268	20,826
BEA Systems, Inc. (a)	2,643,700	30,297
Electronic Arts, Inc. (a)	672,400	34,837
Microsoft Corp.	17,289,700	820,564
Network Associates, Inc. (a)	1,059,700	16,182
Oracle Corp. (a)	9,252,100	111,303
PeopleSoft, Inc. (a)	1,267,100	24,569
Symantec Corp. (a)	423,040	19,748
Synopsys, Inc. (a)	412,253	15,942
VERITAS Software Corp. (a)	1,818,328	33,188
		1,127,456
TOTAL INFORMATION TECHNOLOGY		2,966,917
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 1.1%
Chemicals - 0.7%
Dow Chemical Co.	1,914,000	$ 55,621
Praxair, Inc.	1,165,400	63,561
		119,182
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	1,681,225	23,739
Metals & Mining - 0.2%
Alcoa, Inc.	1,665,100	32,919
TOTAL MATERIALS		175,840
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
KT Corp. sponsored ADR	1,950,500	40,317
Qwest Communications International, Inc. (a)	7,284,800	32,927
SBC Communications, Inc.	709,500	17,340
Verizon Communications, Inc.	3,604,700	137,988
		228,572
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. (a)	7,639,100	46,369
TOTAL TELECOMMUNICATION SERVICES		274,941
TOTAL COMMON STOCKS (Cost $15,714,996)		15,822,133
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $2,276)	132,000	132
Money Market Funds - 3.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.39% (b)	538,193,827	$ 538,194
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	18,425,400	18,425
TOTAL MONEY MARKET FUNDS (Cost $556,619)		556,619
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $16,273,891)	16,378,884
NET OTHER ASSETS - (0.2)%	(35,354)
NET ASSETS - 100%	$ 16,343,530
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 2,276
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,630,592,000 and $2,288,894,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $154,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $132,000 or 0.0% of net assets.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $1,572,081,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $1,304,994,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $18,517) (cost $16,273,891) - See accompanying schedule		$ 16,378,884
Receivable for investments sold		40,331
Receivable for fund shares sold		22,585
Dividends receivable		16,251
Interest receivable		605
Other receivables		59
Total assets		16,458,715

Liabilities
Payable for investments purchased	$ 64,160
Payable for fund shares redeemed	23,464
Accrued management fee	5,382
Other payables and accrued expenses	3,754
Collateral on securities loaned, at value	18,425
Total liabilities		115,185

Net Assets		$ 16,343,530
Net Assets consist of:
Paid in capital		$ 19,978,823
Undistributed net investment income		4,118
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,744,398)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		104,987
Net Assets, for 526,043 shares outstanding		$ 16,343,530
Net Asset Value, offering price and redemption price per share ($16,343,530 ÷ 526,043 shares)		$ 31.07

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003 (Unaudited)

Investment Income
Dividends		$ 109,556
Interest		3,652
Security lending		46
Total income		113,254

Expenses
Management fee Basic fee	$ 49,389
Performance adjustment	(12,575)
Transfer agent fees	24,954
Accounting and security lending fees	592
Non-interested trustees' compensation	33
Custodian fees and expenses	129
Audit	49
Legal	35
Miscellaneous	2,010
Total expenses before reductions	64,616
Expense reductions	(1,556)	63,060
Net investment income (loss)		50,194
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(849,811)
Foreign currency transactions	(1)
Total net realized gain (loss)		(849,812)
Change in net unrealized appreciation (depreciation) on: Investment securities	(282,684)
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		(282,700)
Net gain (loss)		(1,132,512)
Net increase (decrease) in net assets resulting from operations		$ (1,082,318)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,194	$ 50,773
Net realized gain (loss)	(849,812)	(1,774,203)
Change in net unrealized appreciation (depreciation)	(282,700)	(4,362,255)
Net increase (decrease) in net assets resulting from operations	(1,082,318)	(6,085,685)
Distributions to shareholders from net investment income	(67,397)	(30,589)
Share transactions Net proceeds from sales of shares	2,469,775	5,075,169
Reinvestment of distributions	65,634	29,819
Cost of shares redeemed	(2,062,972)	(5,000,331)
Net increase (decrease) in net assets resulting from share transactions	472,437	104,657
Total increase (decrease) in net assets	(677,278)	(6,011,617)

Net Assets
Beginning of period	17,020,808	23,032,425
End of period (including undistributed net investment income of $4,118 and undistributed net investment income of $21,321, respectively)	$ 16,343,530	$ 17,020,808
Other Information Shares
Sold	76,094	127,561
Issued in reinvestment of distributions	2,019	701
Redeemed	(64,083)	(127,201)
Net increase (decrease)	14,030	1,061

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 33.24	$ 45.08	$ 60.25	$ 53.20	$ 47.06	$ 41.21
Income from Invest- ment Operations
Net investment income (loss)D	.10	.10	.01	(.01)	.16	.22
Net realized and unrealized gain (loss)	(2.14)	(11.88)	(12.66)	9.27	8.14	7.64
Total from investment operations	(2.04)	(11.78)	(12.65)	9.26	8.30	7.86
Distributions from net investment income	(.13)	(.06)	-	(.14)	(.10)	(.26)
Distributions from net realized gain	-	-	(2.52)	(2.07)	(2.06)	(1.75)
Total distributions	(.13)	(.06)	(2.52)	(2.21)	(2.16)	(2.01)
Net asset value, end of period	$ 31.07	$ 33.24	$ 45.08	$ 60.25	$ 53.20	$ 47.06
Total ReturnB,C,F	(6.15)%	(26.16)%	(21.92)%	17.97%	19.30%	20.17%
Ratios to Average Net AssetsE
Expenses before expense reductions	.77%A	.76%	.89%	.88%	.71%	.72%
Expenses net of voluntary waivers, if any	.77%A	.76%	.89%	.88%	.71%	.72%
Expenses net of all reductions	.75%A	.74%	.87%	.86%	.70%	.70%
Net investment income (loss)	.60%A	.25%	.01%	(.02)%	.32%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 16,344	$ 17,021	$ 23,032	$ 29,154	$ 23,684	$ 17,006
Portfolio turnover rate	28%A	33%	46%	40%	38%	49%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Total returns do not include the effect of the former one time sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 2,702,552	|
Unrealized depreciation	(2,609,772)
Net unrealized appreciation (depreciation)	$ 92,780
Cost for federal income tax purposes	$ 16,286,104

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .44% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased before October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received deferred sales charges of $9 on redemption of shares of the fund.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .30% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,652 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,432 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $123, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Capital Appreciation Fund

Contrafund ®

Contrafund®II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BCF-SANN-0303 340228
1.700126.105

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Equity markets got off to a fine start in the early weeks of 2003, then pulled back sharply on war fears and concerns about the pace of the economy. While the vast majority of 2003 is still before us, January's decline disappointed investors hoping to avoid a fourth straight down year for stocks. In the debt markets, corporates and high-yield bonds have been the best performers in recent months.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended January 31, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® OTC	-1.92%	-26.91%	-2.81%	95.62%
NASDAQ®	-0.35%	-31.44%	-17.15%	101.16%
Mid-Cap Funds Average	-4.84%	-22.86%	5.60%	105.82%
Multi-Cap Growth Funds Average	-4.71%	-28.32%	-9.74%	95.39%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the NASDAQ Composite ® Index - a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended January 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity OTC	-26.91%	-0.57%	6.94%
NASDAQ	-31.44%	-3.69%	7.24%
Mid-Cap Funds Average	-22.86%	0.57%	6.86%
Multi-Cap Growth Funds Average	-28.32%	-2.63%	6.38%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® OTC Portfolio on January 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the NASDAQ Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

It wasn't the worst six months for stocks. In fact, it was one of the better ones of late. Unfortunately, stocks were still down for the most part, and that's something investors hoped to avoid in 2003. For the six months ending January 31, 2003, the major equity benchmarks delivered flat to negative returns. Whether that recent performance is indicative of gradual improvement or just another false dawn to a market recovery is unclear, and conflicting signals make it difficult to gauge. For instance, the final three months of 2002 was the worst quarter for consumer spending since 1993. On the other hand, business spending during the same period was its best since the third quarter of 2000. Casting further uncertainty on the stock market is the potential effect of a war with Iraq. It could have serious implications on the supply and prices of oil, while a quick and decisive U.S. victory could help bolster investor confidence. Turning back to the six months at hand, the large-cap-oriented Standard & Poor's 500SM Index dropped 5.27%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 6.75%. In a departure from its recent history, the technology-heavy NASDAQ Composite® Index outperformed most broader benchmarks, falling just 0.35% over the past six months.

(Portfolio Manager photograph)
An interview with Jason Weiner, Portfolio Manager of Fidelity OTC Portfolio

Q. How did the fund perform, Jason?

A. For the six months ending January 31, 2003, the fund fell 1.92%, while the NASDAQ Composite Index and the Lipper Inc. mid-cap funds average declined 0.35% and 4.84%, respectively. For the year ending January 31, 2003, the fund fell 26.91%, while the NASDAQ and Lipper average lost 31.44% and 22.86%, respectively.

Q. What drove performance during the past six months?

A. While our conservative positioning helped in previous periods, it hurt results since the market low in October. After rivaling the worst calendar year loss ever by a major index for the first nine months of 2002, the growth-stock laden NASDAQ rebounded strongly during the fourth quarter. In that time, many firms were able to beat expectations due to a seasonal uptick in business, combined with extremely pessimistic earnings projections. In some cases, the companies with the worst fundamentals performed the best amid this relief rally. This was a challenging environment for us, as we remained focused on higher-quality growth companies with reasonable valuations and a higher degree of safety than the index. The fund's focus on OTC names, however, helped it overcome its average peer, which was generally less concentrated in the better-performing growth sectors.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Where did you give up the most ground to the index?

A. The fund suffered from the market's rotation out of some defensive health care stocks. After performing well for most of 2002, our equipment and services holdings felt the brunt of the pain as investors fled stable dental stocks, such as Patterson Dental and DENTSPLY, for more aggressive groups with higher volatility. Other defensive plays that faltered included hospital stocks Province Healthcare and LifePoint Hospitals, which were dragged down by troubles at Tenet Healthcare. At the same time, we lost ground by shying away from such biotechnology firms as Amgen, which fared relatively well. Elsewhere, a few consumer stocks dampened results. A large position in Dollar Tree Stores detracted as the discount retailer sank on disappointing fourth-quarter earnings. Not owning strong-performing Internet retailers, such as eBay, also hurt, as did our higher-than-average cash weighting.

Q. What moves worked out favorably?

A. We did well by underweighting or avoiding entirely large-cap technology hardware names - including Intel, Applied Materials and Sun Microsystems - that continued to struggle amid sluggish demand, increased competition, pricing pressures and the absence of any major product cycles. In general, I didn't want to have too much exposure to personal computers because it's a mature market that's growing slowly. One notable exception was our sizable position in Microsoft, the largest component of the index, which had flat returns for the period. The software giant benefited as one of the few big-cap tech firms to grow earnings during the downturn, bolstered by new products and services along with its transition to a recurring subscription revenue model. While I maintained a large stake in Microsoft based on its strong earnings stream and reasonable valuation, the fund was underweighted relative to the index at period end due to my concerns about its future growth prospects.

Q. Where else did you add value?

A. Good stock picking also helped in the less prominent sectors of the index. In telecom, we owned some equipment stocks, such as Comverse Technology, that rebounded nicely, as well as local service provider Qwest, which benefited from repairing its balance sheet and affirming its viability. Within the energy sector, higher natural gas prices boosted onshore contract driller Patterson-UTI, while in consumer staples, natural food grocery chain Whole Foods Market rose on strong same-store sales growth.

Q. What's your outlook?

A. It's still a very difficult environment given the pall cast over the economy by geopolitical uncertainty. Moreover, there are a couple of fundamental problems in the market: Many growth stocks have no growth, and value stocks aren't cheap. So while business conditions remain poor, valuations are generally quite high. Given that, I've continued to focus on finding those high-growth companies that are beating expectations and trade at more reasonable valuations.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation by normally investing in securities principally traded on the over-the-counter market

Fund number: 093

Trading symbol: FOCPX

Start date: December 31, 1984

Size: as of January 31, 2003, more than $5.6 billion

Manager: Jason Weiner, since 2000; manager, Contrafund II, 1998-2000; Fidelity Export and Multinational Fund, 1997-
1998; several Fidelity Select Portfolios, 1994-1997; joined Fidelity in 1991

3

Jason Weiner expands on his outlook:

"The fundamental backdrop for the NASDAQ should remain negative as long as recessionary pressures affect technology spending. Furthermore, the tech space is plagued by an absence of powerful product cycles. Even in markets that are currently experiencing solid growth, such as wireless local area networks (LANs), the brutal competitive environment makes investing in these areas hazardous. Also, Asian manufacturers represent a growing threat to top U.S. companies.

"Despite the buoyant performance of the NASDAQ in the fourth quarter of 2002, there were many concerns: earnings disappointments from the largest consumer electronics chains; reduced expectations for the major tech product distributors; and poor results from the leading wireless handset manufacturer. On the other hand, some companies beat their numbers due to a fourth-quarter seasonal pickup in spending and very bearish earnings expectations. In other words, the quality of earnings that beat expectations was generally poor. Stock prices were higher at period end than they were early in Q4, and investors will be scrutinizing trends carefully in the first quarter of 2003. Since Q4 results showed less-than-normal seasonal strength, there's a good chance that Q1 seasonal weakness may be greater than usual and earnings may disappoint."

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	11.5	17.3
Dollar Tree Stores, Inc.	3.0	3.1
VERITAS Software Corp.	2.0	0.6
Patterson-UTI Energy, Inc.	1.8	0.5
Comverse Technology, Inc.	1.8	1.7
Accredo Health, Inc.	1.8	1.0
Biomet, Inc.	1.7	1.5
Cymer, Inc.	1.6	1.0
Broadcom Corp. Class A	1.4	0.1
Strayer Education, Inc.	1.4	1.3
	28.0
Top Five Market Sectors as of January 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.0	39.1
Consumer Discretionary	19.1	13.7
Health Care	18.0	17.8
Industrials	10.7	9.1
Financials	3.3	5.6
Asset Allocation (% of fund's net assets)
As of January 31, 2003 *		As of July 31, 2002 **
	Stocks 89.8%		Stocks 88.0%
	Short-Term Investments and Net Other Assets 10.2%		Short-Term Investments and Net Other Assets 12.0%
* Foreign investments	3.9%	** Foreign investments	3.5%

Semiannual Report

Investments January 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 19.1%
Auto Components - 0.3%
Keystone Automotive Industries, Inc. (a)	574,300	$ 9,304
Spartan Motors, Inc.	550,000	6,122
		15,426
Hotels, Restaurants & Leisure - 2.1%
Applebee's International, Inc.	1,100,792	28,621
CBRL Group, Inc.	300,000	9,570
Panera Bread Co. Class A (a)(c)	1,520,700	44,739
Papa John's International, Inc. (a)	139,700	3,525
Rare Hospitality International, Inc. (a)	445,000	12,683
Starbucks Corp. (a)	950,000	21,584
		120,722
Household Durables - 0.2%
Garmin Ltd. (a)	371,107	10,907
Internet & Catalog Retail - 1.2%
USA Interactive (a)	3,000,000	66,030
Leisure Equipment & Products - 0.2%
SCP Pool Corp. (a)	388,500	10,773
Media - 4.4%
AOL Time Warner, Inc. (a)	2,500,000	29,150
Clear Channel Communications, Inc. (a)	1,000,000	40,080
Comcast Corp.:
Class A (a)	2,117,500	56,389
Class A (special) (a)	1,400,000	35,812
Cumulus Media, Inc. Class A (a)	1,000,000	14,980
EchoStar Communications Corp. Class A (a)	124,300	3,226
Lamar Advertising Co. Class A (a)	2,100,000	73,038
		252,675
Multiline Retail - 3.3%
Dollar Tree Stores, Inc. (a)(c)	7,900,000	173,492
Fred's, Inc. Class A	650,000	17,460
		190,952
Specialty Retail - 7.4%
Bed Bath & Beyond, Inc. (a)	100,000	3,353
Big 5 Sporting Goods Corp. (a)	200,000	2,270
CDW Computer Centers, Inc. (a)	307,000	13,536
Gap, Inc.	3,912,500	57,240
Guitar Center, Inc. (a)	1,122,100	21,859
Hollywood Entertainment Corp. (a)(c)	4,330,100	57,764
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hot Topic, Inc. (a)(c)	1,704,900	$ 40,406
Jos. A. Bank Clothiers, Inc. (a)	100,000	2,150
Movie Gallery, Inc. (a)	1,600,950	22,493
PC Connection, Inc. (a)	66,300	414
PETCO Animal Supplies, Inc.	1,350,000	28,364
PETsMART, Inc. (a)	2,082,300	31,235
Regis Corp.	1,761,500	47,455
Rent-A-Center, Inc. (a)	500,000	26,375
Ross Stores, Inc.	950,000	37,060
Staples, Inc. (a)	1,050,000	18,029
Tractor Supply Co. (a)	215,000	7,936
Wet Seal, Inc. Class A (a)	270,100	2,404
		420,343
TOTAL CONSUMER DISCRETIONARY		1,087,828
CONSUMER STAPLES - 1.8%
Food & Drug Retailing - 1.0%
Performance Food Group Co. (a)	530,800	16,375
Whole Foods Market, Inc. (a)	836,280	42,500
Wild Oats Markets, Inc. (a)	100,000	829
		59,704
Food Products - 0.3%
Central Garden & Pet Co. Class A (a)	750,000	16,418
Personal Products - 0.5%
NBTY, Inc. (a)	1,150,000	20,942
Steiner Leisure Ltd. (a)	440,800	5,171
		26,113
TOTAL CONSUMER STAPLES		102,235
ENERGY - 2.2%
Energy Equipment & Services - 2.1%
Cal Dive International, Inc. (a)	700,000	14,917
Patterson-UTI Energy, Inc. (a)	3,350,000	102,209
		117,126
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - 0.1%
Knightsbridge Tankers Ltd.	500,000	$ 7,060
TOTAL ENERGY		124,186
FINANCIALS - 3.3%
Banks - 2.6%
Fifth Third Bancorp	1,300,000	69,355
Northern Trust Corp.	850,000	29,070
Popular, Inc.	200,000	6,734
SouthTrust Corp.	1,550,000	40,393
		145,552
Diversified Financials - 0.4%
Ameritrade Holding Corp. Class A (a)	3,245,700	16,943
Investors Financial Services Corp.	250,000	6,983
		23,926
Insurance - 0.3%
Cincinnati Financial Corp.	450,000	16,106
TOTAL FINANCIALS		185,584
HEALTH CARE - 18.0%
Biotechnology - 3.5%
Affymetrix, Inc. (a)	115,200	3,127
Cephalon, Inc. (a)	800,000	37,224
Exact Sciences Corp. (a)	700,000	6,272
IDEC Pharmaceuticals Corp. (a)	800,000	25,672
IDEXX Laboratories, Inc. (a)	978,300	33,869
Invitrogen Corp. (a)	835,000	24,599
MedImmune, Inc. (a)	1,000,000	29,790
Techne Corp. (a)	1,683,200	38,411
		198,964
Health Care Equipment & Supplies - 7.0%
Advanced Neuromodulation Systems, Inc. (a)	550,000	21,116
Align Technology, Inc. (a)	542,392	1,790
American Medical Systems Holdings, Inc. (a)(c)	2,791,000	47,921
Biomet, Inc.	3,524,238	98,471
Biosite, Inc. (a)	510,000	18,233
Cooper Companies, Inc.	1,484,400	38,015
CTI Molecular Imaging, Inc.	600,000	15,805
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cytyc Corp. (a)	860,000	$ 9,976
DENTSPLY International, Inc.	1,874,750	62,954
Merit Medical Systems, Inc. (a)	25,000	437
Respironics, Inc. (a)(c)	1,817,600	56,255
SurModics, Inc. (a)(c)	900,000	27,000
		397,973
Health Care Providers & Services - 5.8%
Accredo Health, Inc. (a)(c)	2,662,500	99,870
Cross Country, Inc. (a)	1,496,500	21,490
First Health Group Corp. (a)	1,008,200	23,674
LifePoint Hospitals, Inc. (a)(c)	3,010,000	77,357
Odyssey Healthcare, Inc. (a)	700,000	24,080
Patterson Dental Co. (a)	986,900	40,641
Province Healthcare Co. (a)	1,948,650	12,861
U.S. Oncology, Inc. (a)	200,000	1,486
WebMD Corp. (a)	3,150,000	29,673
		331,132
Pharmaceuticals - 1.7%
Atrix Laboratories, Inc. (a)	810,000	9,234
Perrigo Co.	1,618,500	20,345
Salix Pharmaceuticals Ltd. (a)	300,000	1,656
Scios, Inc. (a)	204,444	6,706
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,570,000	60,288
		98,229
TOTAL HEALTH CARE		1,026,298
INDUSTRIALS - 10.7%
Aerospace & Defense - 0.3%
MTC Technologies, Inc. (c)	680,135	13,943
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	529,708	14,842
Expeditors International of Washington, Inc.	449,720	13,856
		28,698
Airlines - 1.9%
JetBlue Airways Corp.	1,643,904	46,522
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	500,000	$ 3,601
sponsored ADR (a)	1,505,000	59,508
		109,631
Commercial Services & Supplies - 5.6%
Career Education Corp. (a)	838,000	39,302
Cintas Corp.	1,150,000	47,495
Corinthian Colleges, Inc. (a)	244,600	8,916
Corporate Executive Board Co. (a)	200,000	6,198
Herman Miller, Inc.	2,300,000	41,147
InterCept, Inc. (a)(c)	1,994,170	11,865
On Assignment, Inc. (a)(c)	2,400,000	14,400
Paychex, Inc.	2,100,000	52,878
Resources Connection, Inc. (a)	400,000	7,992
Stericycle, Inc. (a)	200,000	6,778
Strayer Education, Inc. (c)	1,385,600	77,843
Sylvan Learning Systems, Inc. (a)	342,000	5,472
		320,286
Machinery - 0.0%
Astec Industries, Inc. (a)	10,000	91
Road & Rail - 1.4%
Arkansas Best Corp. (a)	1,192,808	28,878
Heartland Express, Inc.	100,000	1,743
Landstar System, Inc. (a)	750,000	38,813
USFreightways Corp.	400,000	10,516
		79,950
Trading Companies & Distributors - 1.0%
Fastenal Co.	1,700,000	56,304
TOTAL INDUSTRIALS		608,903
INFORMATION TECHNOLOGY - 33.0%
Communications Equipment - 2.9%
Advanced Fibre Communication, Inc. (a)	1,000,000	16,890
Brocade Communications Systems, Inc. (a)	1,000,000	4,470
Cisco Systems, Inc. (a)	973,090	13,010
Comverse Technology, Inc. (a)(c)	10,732,100	102,170
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	1,337,700	$ 15,089
UTStarcom, Inc. (a)	600,000	11,562
		163,191
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	1,950,000	46,527
Electronics for Imaging, Inc. (a)	647,700	11,270
Gateway, Inc. (a)	5,600,000	14,672
Synaptics, Inc.	373,408	2,711
		75,180
Electronic Equipment & Instruments - 0.0%
Itron, Inc. (a)	55,700	888
Internet Software & Services - 1.6%
Hotels.com Class A (a)	417,980	16,794
MatrixOne, Inc. (a)	1,400,000	6,818
Overture Services, Inc. (a)	900,000	20,907
ParthusCeva, Inc. (a)	49,999	210
Yahoo!, Inc. (a)	2,600,000	47,320
		92,049
IT Consulting & Services - 2.3%
Anteon International Corp.	971,570	21,957
CACI International, Inc. Class A (a)	800,000	30,064
Cognizant Technology Solutions Corp. Class A (a)(c)	885,000	53,357
Lionbridge Technologies, Inc. (a)	100,000	203
ManTech International Corp. Class A	114,000	2,069
Syntel, Inc. (a)	1,000,000	22,719
		130,369
Semiconductor Equipment & Products - 8.4%
Altera Corp. (a)	700,000	7,686
Applied Materials, Inc. (a)	1,900,000	22,743
ASML Holding NV (NY Shares) (a)	6,018,300	48,207
ATMI, Inc. (a)	1,356,611	24,107
Broadcom Corp. Class A (a)	6,049,600	81,912
Cree, Inc. (a)(c)	3,823,400	68,668
Cymer, Inc. (a)(c)	2,922,881	90,346
DSP Group, Inc. (a)	150,000	2,486
KLA-Tencor Corp. (a)	910,800	29,729
Kopin Corp. (a)	200,000	836
Linear Technology Corp.	844,300	22,062
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Maxim Integrated Products, Inc.	250,000	$ 7,788
Micrel, Inc. (a)	1,667,100	13,887
Microchip Technology, Inc.	1,050,000	23,195
NVIDIA Corp. (a)	1,500,000	15,480
Silicon Laboratories, Inc. (a)	372,900	9,188
Xilinx, Inc. (a)	600,600	11,886
		480,206
Software - 16.5%
Altiris, Inc.	222,098	3,289
Autodesk, Inc.	500,000	7,470
Barra, Inc. (a)	750,000	22,770
BEA Systems, Inc. (a)	1,549,950	17,762
Borland Software Corp. (a)	400,000	4,160
Citrix Systems, Inc. (a)	2,100,000	28,980
EPIQ Systems, Inc. (a)	723,300	12,701
Jack Henry & Associates, Inc.	2,185,591	27,014
Kronos, Inc. (a)	600,000	22,356
Mercury Interactive Corp. (a)	300,000	10,647
Micromuse, Inc. (a)	100,000	581
Microsoft Corp.	13,781,200	654,041
National Instruments Corp. (a)	109,500	3,534
Red Hat, Inc. (a)	2,000,000	10,280
VERITAS Software Corp. (a)	6,175,000	112,706
		938,291
TOTAL INFORMATION TECHNOLOGY		1,880,174
MATERIALS - 0.4%
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	1,856,249	25,393
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
Qwest Communications International, Inc. (a)	13,000,000	58,760
TeraBeam Networks (d)	44,800	11
		58,771
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	500,000	$ 2,540
Nextel Communications, Inc. Class A (a)	1,000,000	12,620
		15,160
TOTAL TELECOMMUNICATION SERVICES		73,931
TOTAL COMMON STOCKS (Cost $5,238,258)		5,114,532
Money Market Funds - 13.7%

Fidelity Cash Central Fund, 1.39% (b)	610,187,998	610,188
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	168,591,500	168,592
TOTAL MONEY MARKET FUNDS (Cost $778,780)		778,780
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.3%, dated 1/31/03 due 2/3/03) (Cost $2,317)	$ 2,317	2,317
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $6,019,355)		5,895,629
NET OTHER ASSETS - (3.5)%		(199,133)
NET ASSETS - 100%		$ 5,696,496
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
TeraBeam Networks	4/7/00	$ 168
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,084,183,000 and $3,071,776,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $403,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,000 or 0.0% of net assets.

Income Tax Information
At July 31, 2002, the fund had a capital loss carryforward of approximately $5,343,183,000 all of which will expire on July 31, 2010.
The fund intends to elect to defer to its fiscal year ending July 31, 2003 approximately $829,784,000 of losses recognized during the period November 1, 2001 to July 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2003 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $163,520 and repurchase agreements of $2,317) (cost $6,019,355) - See accompanying schedule		$ 5,895,629
Cash		1
Receivable for investments sold		73,712
Receivable for fund shares sold		10,370
Dividends receivable		696
Interest receivable		513
Other receivables		331
Total assets		5,981,252

Liabilities
Payable for investments purchased	$ 98,168
Payable for fund shares redeemed	12,959
Accrued management fee	4,622
Other payables and accrued expenses	415
Collateral on securities loaned, at value	168,592
Total liabilities		284,756

Net Assets		$ 5,696,496
Net Assets consist of:
Paid in capital		$ 12,637,582
Accumulated net investment loss		(26,766)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,790,596)
Net unrealized appreciation (depreciation) on investments		(123,724)
Net Assets, for 247,545 shares outstanding		$ 5,696,496
Net Asset Value, offering price and redemption price per share ($5,696,496 ÷ 247,545 shares)		$ 23.01

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended January 31, 2003 (Unaudited)
Investment Income
Dividends (including $180 received from affiliated issuers)		$ 4,818
Interest		4,619
Security lending		882
Total income		10,319
Expenses
Management fee Basic fee	$ 18,969
Performance adjustment	9,663
Transfer agent fees	8,728
Accounting and security lending fees	367
Non-interested trustees' compensation	12
Custodian fees and expenses	192
Audit	35
Legal	37
Miscellaneous	620
Total expenses before reductions	38,623
Expense reductions	(1,538)	37,085
Net investment income (loss)		(26,766)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of ($44,988) on sales of investments in affiliated issuers)	(552,444)
Foreign currency transactions	(10)
Total net realized gain (loss)		(552,454)
Change in net unrealized appreciation (depreciation) on: Investment securities	456,540
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		456,550
Net gain (loss)		(95,904)
Net increase (decrease) in net assets resulting from operations		$ (122,670)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2003 (Unaudited)	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (26,766)	$ (61,508)
Net realized gain (loss)	(552,454)	(1,655,519)
Change in net unrealized appreciation (depreciation)	456,550	(772,568)
Net increase (decrease) in net assets resulting from operations	(122,670)	(2,489,595)
Share transactions Net proceeds from sales of shares	1,104,835	3,639,638
Cost of shares redeemed	(1,196,899)	(4,040,535)
Net increase (decrease) in net assets resulting from share transactions	(92,064)	(400,897)
Total increase (decrease) in net assets	(214,734)	(2,890,492)

Net Assets
Beginning of period	5,911,230	8,801,722
End of period (including accumulated net investment loss of $26,766 and $0, respectively)	$ 5,696,496	$ 5,911,230
Other Information Shares
Sold	45,758	125,205
Redeemed	(50,146)	(140,340)
Net increase (decrease)	(4,388)	(15,135)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2003	Years ended July 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 23.46	$ 32.96	$ 69.82	$ 51.53	$ 40.03	$ 38.46
Income from Investment Operations
Net investment income (loss) D	(.11)	(.24)	(.18)	(.27)	(.07)	(.12)
Net realized and unrealized gain (loss)	(.34)	(9.26)	(24.02)	24.07	13.95	4.21
Total from investment operations	(.45)	(9.50)	(24.20)	23.80	13.88	4.09
Distributions from net realized gain	-	-	(12.66)	(5.51)	(2.38)	(2.52)
Net asset value, end of period	$ 23.01	$ 23.46	$ 32.96	$ 69.82	$ 51.53	$ 40.03
Total Return B,C,F	(1.92)%	(28.82)%	(42.79)%	50.05%	38.54%	11.87%
Ratios to Average Net Assets E
Expenses before expense reductions	1.29% A	1.14%	.97%	.76%	.75%	.76%
Expenses net of voluntary wai-vers, if any	1.29% A	1.14%	.97%	.76%	.75%	.76%
Expenses net of all reductions	1.24% A	1.09%	.94%	.75%	.74%	.75%
Net investment income (loss)	(.90)% A	(.81)%	(.40)%	(.43)%	(.16)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,696	$ 5,911	$ 8,802	$ 14,548	$ 7,298	$ 4,493
Portfolio turnover rate	115% A	120%	219%	196%	117%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Total returns do not include the effect of the former sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity OTC Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 529,572
Unrealized depreciation	(698,150)
Net unrealized appreciation (depreciation)	$ (168,578)
Cost for federal income tax purposes	$ 6,064,207

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .96% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,617 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,495 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $41, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Accredo Health, Inc.	$ 9,561	$ -	$ -	$ 99,870
American Medical Systems Holdings, Inc.	16,334	-	-	47,921
Cognizant Technology Solutions Corp. Class A	20,385	-	-	53,357
Comverse Technology, Inc.	-	40,761	-	102,170
Cree, Inc.	11,479	8,743	-	68,668
Cymer, Inc.	24,605	-	-	90,346
Dollar Tree Stores, Inc.	56,633	25,590	-	173,492
EPIQ Systems, Inc.	-	7,154	-	-
Hollywood Entertainment Corp.	22,214	-	-	57,764
Hot Topic, Inc.	3,098	-	-	40,406
InterCept, Inc.	3,196	-	-	11,865
LifePoint Hospitals, Inc.	29,097	-	-	77,357
MTC Technologies, Inc.	6,184	6,391	-	13,943
On Assignment, Inc.	2,805	-	-	14,400
Panera Bread Co. Class A	5,168	-	-	44,739
Perrigo Co.	-	3,438	-	-
Precise Software Solutions Ltd.	-	9,577	-	-
Province Healthcare Co.	-	3,897	-	-
Respironics, Inc.	13,201	9,892	-	56,255
Strayer Education, Inc.	-	-	180	77,843
SurModics, Inc.	-	-	-	27,000
Techne Corp.	-	9,721	-	-
TOTALS	$ 223,960	$ 125,164	$ 180	$ 1,057,396

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
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1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
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8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
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2001 North Main Street
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Colorado

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Connecticut

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Delaware

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Georgia

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Illinois

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Indiana

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Kansas

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Maine

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Maryland

7401 Wisconsin Avenue
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One W. Pennsylvania Ave.
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
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New Jersey

150 Essex Street
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56 South Street
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501 Route 17, South
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New York

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Garden City, NY

37 West Jericho Turnpike
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1271 Avenue of the Americas
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New York, NY

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North Carolina

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Ohio

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28699 Chagrin Boulevard
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Oregon

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Pennsylvania

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Rhode Island

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Tennessee

6150 Poplar Avenue
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Texas

10000 Research Boulevard
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4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
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6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
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Washington

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1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

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